CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 98.6%
	Consumer Discretionary - 12.2%
	Apparel & Textile Products - 2.7%
42,677	Steven Madden Ltd.[1]	$1,872,667

	Automotive - 1.3%
112,818	Dauch Corporation[1]	899,159

	Home Construction - 3.5%
31,303	Champion Homes, Inc.[1]	2,453,529

	Leisure Facilities & Services - 2.7%
44,006	BJ's Restaurants, Inc.[1]	1,840,331

	Retail - Discretionary - 2.0%
15,580	Advance Auto Parts, Inc. [2]	747,996
12,207	Victoria's Secret & Company[1]	665,404
		1,413,400
	Total Consumer Discretionary	8,479,086

	Energy - 7.0%
	Oil & Gas Producers - 4.0%
23,214	Matador Resources Company	1,050,201
45,898	Range Resources Corporation	1,737,239
		2,787,440
	Oil & Gas Services & Equipment - 2.0%
118,924	TETRA Technologies, Inc.[1]	1,355,734

	Renewable Energy - 1.0%
73,343	Shoals Technologies Group, Inc., Class A1	692,358

	Total Energy	4,835,532

	Financials - 27.1%
	Banking - 18.1%
20,729	Bank of Hawaii Corporation	1,550,115

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Financials - 27.1% (Continued)
	Banking - 18.1% (Continued)
59,956	BankUnited, Inc.	$2,846,111
376,978	Capitol Federal Financial, Inc.	2,744,400
67,974	Central Pacific Financial Corporation	2,213,913
39,667	First Interstate BancSystem, Inc., Class A	1,406,988
129,053	TFS Financial Corporation	1,816,421
		12,577,948
	Institutional Financial Services - 3.0%
28,854	Moelis & Company, Class A	2,067,966

	Specialty Finance - 6.0%
134,267	LendingClub Corporation[1]	2,270,455
27,940	Stewart Information Services Corporation	1,883,994
		4,154,449
	Total Financials	18,800,363

	Health Care - 8.5%
	Health Care Facilities & Services - 2.6%
80,879	Concentra Group Holdings Parent, Inc.	1,793,896

	Medical Equipment & Devices - 5.9%
27,379	Bio-Techne Corporation	1,754,720
47,563	Omnicell, Inc.[1]	2,306,806
		4,061,526
	Total Health Care	5,855,422

	Industrials - 8.9%
	Electrical Equipment - 2.3%
101,546	Hayward Holdings, Inc.[1]	1,638,952

	Industrial Support Services - 3.7%
5,440	Applied Industrial Technologies, Inc.	1,416,631
56,542	WillScot Holdings Corporation[1,2]	1,132,536
		2,549,167

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Industrials - 8.9% (Continued)
	Transportation & Logistics - 2.9%
42,039	Hub Group, Inc., Class A1	$2,000,216

	Total Industrials	6,188,335

	Materials - 8.9%
	Chemicals - 7.6%
26,414	H.B. Fuller Company	1,587,481
9,383	Quaker Chemical Corporation	1,442,543
23,211	Rogers Corporation[1]	2,257,038
		5,287,062
	Containers & Packaging - 1.3%
52,799	Clearwater Paper Corporation[1]	888,079

	Total Materials	6,175,141

	Real Estate - 7.4%
	REIT - 7.4%
96,539	Independence Realty Trust, Inc.	1,612,201
22,528	Terreno Realty Corporation	1,386,373
142,236	Xenia Hotels & Resorts, Inc.	2,097,981
	Total Real Estate	5,096,555

	Technology - 14.5%
	Semiconductors - 2.5%
37,926	Cohu, Inc.[1]	1,082,408
14,528	Ultra Clean Holdings, Inc.[1]	634,583
		1,716,991
	Software - 4.9%
174,422	ACV Auctions, Inc.[1]	1,362,236
25,310	I3 Verticals, Inc., Class A1,2	562,135
179,843	ZoomInfo Technologies, Inc., Class A1	1,447,736
		3,372,107

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Technology - 14.5% (Continued)
	Technology Hardware - 7.1%
75,170	ADTRAN Holdings, Inc.	$693,067
105,113	Knowles Corporation[1]	2,547,939
70,141	Viavi Solutions, Inc.[1]	1,715,649
		4,956,655
	Total Technology	10,045,753

	Utilities - 4.1%
	Gas & Water Utilities - 4.1%
10,896	Chesapeake Utilities Corporation	1,402,097
26,825	Middlesex Water Company	1,405,094
	Total Utilities	2,807,191

	TOTAL COMMON STOCK (Cost $57,005,944)	68,283,378

	SHORT-TERM INVESTMENTS — 0.5%
167,970	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	167,970
167,969	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	167,969
	TOTAL SHORT TERM INVESTMENTS (Cost $335,939)	335,939

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.1% (Cost $57,341,883)	68,619,317

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 1.6%
1,140,481	Invesco Government & Agency Portfolio, 3.55%[3]	$1,140,481

	TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,140,481)	1,140,481

	TOTAL INVESTMENTS - 100.7% (Cost $58,482,364)	$69,759,798	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(476,688)
	NET ASSETS - 100.0%	$69,283,110

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of January 31, 2026.
[4]	At January 31, 2026, the market value of securities on loan for CRM Small Cap Value Fund was $1,119,686. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 98.4%
	Consumer Discretionary - 15.7%
	Apparel & Textile Products - 2.6%
83,739	Steven Madden Ltd.[1]	$3,674,467

	Automotive - 1.0%
179,923	Dauch Corporation[1]	1,433,986

	Home Construction - 3.8%
70,123	Champion Homes, Inc.[1]	5,496,241

	Leisure Facilities & Services - 4.5%
69,883	BJ's Restaurants, Inc.[1]	2,922,507
26,581	Vail Resorts, Inc.	3,537,135
		6,459,642
	Retail - Discretionary - 3.8%
15,863	Advance Auto Parts, Inc. [2]	761,583
4,744	Burlington Stores, Inc.[1]	1,403,560
19,188	Floor & Decor Holdings, Inc., Class A1	1,265,640
38,148	Victoria's Secret & Company[1]	2,079,447
		5,510,230
	Total Consumer Discretionary	22,574,566

	Consumer Staples - 0.8%
	Food - 0.8%
6,935	Marzetti Company (The)	1,189,838

	Energy - 4.6%
	Oil & Gas Producers - 3.6%
35,453	Matador Resources Company	1,603,894
93,339	Range Resources Corporation	3,532,881
		5,136,775

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Energy - 4.6% (Continued)
	Oil & Gas Services & Equipment - 1.0%
128,400	TETRA Technologies, Inc.[1]	$1,463,760

	Total Energy	6,600,535

	Financials - 18.2%
	Banking - 11.0%
136,526	BankUnited, Inc.	6,480,890
147,126	First Interstate BancSystem, Inc., Class A	5,218,559
290,830	TFS Financial Corporation	4,093,432
		15,792,881
	Institutional Financial Services - 2.3%
46,491	Moelis & Company, Class A	3,332,010

	Specialty Finance - 4.9%
41,549	First American Financial Corporation	2,625,066
261,908	LendingClub Corporation[1]	4,428,864
		7,053,930
	Total Financials	26,178,821

	Health Care - 7.5%
	Health Care Facilities & Services - 1.9%
121,252	Concentra Group Holdings Parent, Inc.	2,689,369

	Medical Equipment & Devices - 5.6%
65,573	Bio-Techne Corporation	4,202,573
25,107	Cooper Companies, Inc. (The)[1]	2,043,208
36,607	Omnicell, Inc.[1]	1,775,440
		8,021,221
	Total Health Care	10,710,590

	Industrials - 11.4%
	Electrical Equipment - 2.3%
207,198	Hayward Holdings, Inc.[1]	3,344,176

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Industrials - 11.4% (Continued)
	Industrial Support Services - 1.9%
139,032	WillScot Holdings Corporation[1]	$2,784,811

	Machinery - 3.0%
27,059	Regal Rexnord Corporation	4,370,029

	Transportation & Logistics - 4.2%
125,111	Hub Group, Inc., Class A1	5,952,781

	Total Industrials	16,451,797

	Materials - 8.5%
	Chemicals - 5.6%
64,561	HB Fuller Company	3,880,116
19,163	Qnity Electronics, Inc.	1,843,097
24,212	Sensient Technologies Corporation	2,288,518
		8,011,731
	Construction Materials - 2.9%
27,944	Advanced Drainage Systems, Inc.	4,248,606

	Total Materials	12,260,337

	Real Estate - 6.7%
	REIT - 6.7%
30,598	Sun Communities, Inc.	3,899,104
58,312	Terreno Realty Corporation	3,588,520
144,147	Xenia Hotels & Resorts, Inc.	2,126,168
	Total Real Estate	9,613,792

	Technology - 21.4%
	Semiconductors - 10.9%
23,942	MKS, Inc.	5,636,186
29,485	Silicon Motion Technology Corporation - ADR	3,506,651

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Technology - 21.4% (Continued)
	Semiconductors - 10.9% (Continued)
48,459	Tower Semiconductor Ltd.[1]	$6,528,881
		15,671,718
	Software - 3.6%
355,635	ACV Auctions, Inc.[1]	2,777,509
292,477	ZoomInfo Technologies, Inc., Class A1	2,354,440
		5,131,949
	Technology Hardware - 6.9%
6,645	Ciena Corporation[1]	1,673,277
161,098	Knowles Corporation[1]	3,905,016
6,955	Teledyne Technologies, Inc.[1]	4,314,186
		9,892,479
	Total Technology	30,696,146

	Utilities - 3.6%
	Electric Utilities - 2.7%
50,549	Evergy, Inc.	3,878,625

	Gas & Water Utilities - 0.9%
7,820	Atmos Energy Corporation	1,300,779

	Total Utilities	5,179,404

	TOTAL COMMON STOCK (Cost $119,811,110)	141,455,826

	SHORT-TERM INVESTMENTS — 1.4%
994,229	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	994,229
994,229	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	994,229
	TOTAL SHORT TERM INVESTMENTS (Cost $1,988,458)	1,988,458

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.8% (Cost $121,799,568)	143,444,284

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.6%
792,230	Invesco Government & Agency Portfolio, 3.55%[3]	$792,230

	TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $792,230)	792,230

	TOTAL INVESTMENTS - 100.4% (Cost $122,591,798)	$144,236,514	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(571,922)
	NET ASSETS - 100.0%	$143,664,592

ADR	- American Depositary Receipt

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of January 31, 2026.
[4]	At January 31, 2026, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $761,583. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 95.8%
	Consumer Discretionary - 8.7%
	Home Construction - 3.6%
120,929	Champion Homes, Inc.[1]	$9,478,415

	Leisure Facilities & Services - 0.9%
17,542	Vail Resorts, Inc.	2,334,314

	Retail - Discretionary - 4.2%
14,645	Burlington Stores, Inc.[1]	4,332,870
133,275	Valvoline, Inc.[1]	4,360,757
43,505	Victoria's Secret & Company[1]	2,371,458
		11,065,085
	Total Consumer Discretionary	22,877,814

	Energy - 2.5%
	Oil & Gas Producers - 2.5%
59,166	Matador Resources Company	2,676,670
102,219	Range Resources Corporation	3,868,989
	Total Energy	6,545,659

	Financials - 12.3%
	Banking - 5.6%
163,945	BankUnited, Inc.	7,782,469
134,481	Truist Financial Corporation	6,915,013
		14,697,482
	Institutional Financial Services - 2.4%
18,263	Evercore, Inc., Class A	6,451,770

	Specialty Finance - 4.3%
29,067	Capital One Financial Corporation	6,363,638
78,187	First American Financial Corporation	4,939,855
		11,303,493
	Total Financials	32,452,745

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Health Care - 6.9%
	Health Care Facilities & Services - 2.3%
276,670	Concentra Group Holdings Parent, Inc.	$6,136,541

	Medical Equipment & Devices - 4.6%
88,866	Bio-Techne Corporation	5,695,422
78,548	Cooper Companies, Inc. (The)[1]	6,392,236
		12,087,658
	Total Health Care	18,224,199

	Industrials - 19.5%
	Aerospace & Defense - 2.9%
23,552	Woodward, Inc.	7,485,768

	Electrical Equipment - 6.1%
34,326	AMETEK, Inc.	7,688,337
221,283	Vontier Corporation	8,298,112
		15,986,449
	Industrial Support Services - 3.6%
17,828	Applied Industrial Technologies, Inc.	4,642,589
238,813	WillScot Holdings Corporation[1,2]	4,783,425
		9,426,014
	Machinery - 5.0%
50,276	Regal Rexnord Corporation	8,119,574
37,384	Xylem, Inc.	5,154,132
		13,273,706
	Transportation & Logistics - 1.9%
67,955	Canadian Pacific Kansas City Ltd.	5,051,775

	Total Industrials	51,223,712

	Materials - 14.2%
	Chemicals - 8.6%
98,800	Ashland, Inc.	6,042,608
35,420	Avery Dennison Corporation	6,570,764

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Materials - 14.2% (Continued)
	Chemicals - 8.6% (Continued)
37,682	Corteva, Inc.	$2,743,250
48,101	Qnity Electronics, Inc.[1]	4,626,354
27,538	Sensient Technologies Corporation	2,602,892
		22,585,868
	Construction Materials - 5.6%
38,453	Advanced Drainage Systems, Inc.	5,846,394
50,090	CRH PLC	6,131,517
13,526	Eagle Materials, Inc.	2,756,734
		14,734,645
	Total Materials	37,320,513

	Real Estate - 9.0%
	REIT - 9.0%
54,454	Camden Property Trust	5,938,209
35,954	CBRE Group, Inc., Class A1	6,124,044
46,211	Sun Communities, Inc.	5,888,668
94,822	Terreno Realty Corporation	5,835,346
	Total Real Estate	23,786,267

	Technology - 17.8%
	Semiconductors - 6.4%
97,196	Microchip Technology, Inc.	7,379,121
25,424	MKS, Inc.	5,985,064
44,540	Semtech Corporation[1]	3,552,065
		16,916,250
	Software - 3.4%
672,976	ACV Auctions, Inc.[1]	5,255,943
451,829	ZoomInfo Technologies, Inc., Class A1	3,637,223
		8,893,166
	Technology Hardware - 5.8%
24,728	Ciena Corporation[1]	6,226,758
14,384	Teledyne Technologies, Inc.[1]	8,922,395
		15,149,153

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Technology Services - 2.2%
82,252	Global Payments, Inc.	$5,900,758

	Total Technology	46,859,327

	Utilities - 4.9%
	Electric Utilities - 2.0%
68,142	Evergy, Inc.	5,228,536

	Gas & Water Utilities - 2.9%
45,875	Atmos Energy Corporation	7,630,847

	Total Utilities	12,859,383

	TOTAL COMMON STOCK (Cost $202,980,601)	252,149,619

	SHORT-TERM INVESTMENTS — 3.4%
4,468,484	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	4,468,484
4,468,483	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	4,468,483
	TOTAL SHORT TERM INVESTMENTS (Cost $8,936,967)	8,936,967

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.2% (Cost $211,917,568)	261,086,586

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.1%
62,688	Invesco Government & Agency Portfolio, 3.55%[3]	$62,688

	TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $62,688)	62,688

	TOTAL INVESTMENTS - 99.3% (Cost $211,980,256)	$261,149,274	[4]
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,969,965
	NET ASSETS - 100.0%	$263,119,239

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[4]	At January 31, 2026, the market value of securities on loan for CRM Mid Cap Value Fund was $60,511. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 96.9%
	Consumer Discretionary - 9.3%
	Automotive - 1.0%
24,188	Dauch Corporation[1]	$192,778

	Home Construction - 3.8%
8,959	Champion Homes, Inc.[1]	702,206

	Leisure Facilities & Services - 0.9%
1,256	Vail Resorts, Inc.	167,136

	Retail - Discretionary - 3.6%
616	Burlington Stores, Inc.[1]	182,250
9,696	Valvoline, Inc.[1,2]	317,253
3,082	Victoria's Secret & Company[1]	168,000
		667,503
	Total Consumer Discretionary	1,729,623

	Energy - 4.7%
	Oil & Gas Producers - 2.4%
4,809	Matador Resources Company	217,559
6,225	Range Resources Corporation	235,617
		453,176
	Oil & Gas Services & Equipment - 2.3%
37,431	TETRA Technologies, Inc.[1]	426,713

	Total Energy	879,889

	Financials - 18.7%
	Asset Management - 2.5%
4,509	Charles Schwab Corporation (The)	468,575

	Banking - 7.3%
9,909	BankUnited, Inc.	470,380
4,044	Citigroup, Inc.	467,931

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Financials - 18.7% (Continued)
	Banking - 7.3% (Continued)
8,387	Truist Financial Corporation	$431,260
		1,369,571
	Institutional Financial Services - 1.5%
3,810	Moelis & Company, Class A	273,063

	Specialty Finance - 7.4%
1,973	Capital One Financial Corporation	431,949
6,903	First American Financial Corporation	436,132
31,058	LendingClub Corporation[1]	525,191
		1,393,272
	Total Financials	3,504,481

	Health Care - 7.7%
	Health Care Facilities & Services - 2.8%
24,041	Concentra Group Holdings Parent, Inc.	533,229

	Medical Equipment & Devices - 4.9%
5,711	Cooper Companies, Inc. (The)[1]	464,761
1,197	Danaher Corporation	262,011
3,903	Omnicell, Inc.[1]	189,296
		916,068
	Total Health Care	1,449,297

	Industrials - 14.9%
	Aerospace & Defense - 2.8%
1,610	Woodward, Inc.	511,722

	Electrical Equipment - 2.4%
12,028	Vontier Corporation	451,050

	Industrial Support Services - 2.3%
21,695	WillScot Holdings Corporation[1]	434,551

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Industrials - 14.9% (Continued)
	Machinery - 5.4%
3,944	Regal Rexnord Corporation	$636,956
2,710	Xylem, Inc.	373,628
		1,010,584
	Transportation & Logistics - 2.0%
7,904	Hub Group, Inc., Class A1	376,072

	Total Industrials	2,783,979

	Materials - 11.7%
	Chemicals - 7.4%
6,540	Ashland, Inc.	399,986
4,572	Qnity Electronics, Inc.	439,735
5,512	Rogers Corporation[1]	535,987
		1,375,708
	Construction Materials - 4.3%
2,453	Advanced Drainage Systems, Inc.	372,954
3,539	CRH PLC	433,209
		806,163
	Total Materials	2,181,871

	Real Estate - 6.1%
	REIT - 6.1%
2,637	CBRE Group, Inc., Class A1	449,161
3,117	Sun Communities, Inc.	397,199
4,712	Terreno Realty Corporation	289,976
	Total Real Estate	1,136,336

	Technology - 22.3%
	Semiconductors - 10.0%
1,418	Broadcom, Inc.	469,784
7,413	Microchip Technology, Inc.	562,795
1,799	MKS, Inc.	423,503

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Technology - 22.3% (Continued)
	Semiconductors - 10.0% (Continued)
3,117	Tower Semiconductor Ltd.[1]	$419,953
		1,876,035
	Software - 4.1%
50,700	ACV Auctions, Inc.[1]	395,967
46,914	ZoomInfo Technologies, Inc., Class A1	377,658
		773,625
	Technology Hardware - 5.1%
1,745	Ciena Corporation[1]	439,408
20,648	Viavi Solutions, Inc.[1]	505,050
		944,458
	Technology Services - 3.1%
8,077	Global Payments, Inc.	579,444

	Total Technology	4,173,562

	Utilities - 1.5%
	Electric Utilities - 1.5%
3,573	Evergy, Inc.	274,156

	TOTAL COMMON STOCK (Cost $14,648,790)	18,113,194

	SHORT-TERM INVESTMENTS — 1.3%
125,270	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	125,270
125,270	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	125,270
	TOTAL SHORT TERM INVESTMENTS (Cost $250,540)	250,540

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 98.2% (Cost $14,899,330)	18,363,734

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 2.0%
362,258	Invesco Government & Agency Portfolio, 3.55%[3]	$362,258

	TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $362,258)	362,258

	TOTAL INVESTMENTS - 100.2% (Cost $15,261,588)	$18,725,992	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(31,599)
	NET ASSETS - 100.0%	$18,694,393

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of January 31, 2026.
[4]	At January 31, 2026, the market value of securities on loan for CRM All Cap Value Fund was $317,253. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 90.3%
	Consumer Discretionary - 19.7%
	Apparel & Textile Products - 3.1%
295,257	Steven Madden Ltd.[1]	$12,955,877

	Automotive - 2.9%
805,895	Dauch Corporation[1]	6,422,983
615,342	Mobileye Global, Inc., Class A1	5,525,771
		11,948,754
	Home Construction - 4.0%
210,329	Champion Homes, Inc.[1]	16,485,587

	Leisure Facilities & Services - 5.2%
269,616	BJ's Restaurants, Inc.[1]	11,275,342
75,618	Vail Resorts, Inc.	10,062,487
		21,337,829
	Retail - Discretionary - 4.5%
45,824	Advance Auto Parts, Inc.	2,200,010
23,565	Burlington Stores, Inc.[1]	6,971,941
54,749	Floor & Decor Holdings, Inc., Class A1	3,611,244
109,948	Victoria's Secret & Company[1]	5,993,265
		18,776,460
	Total Consumer Discretionary	81,504,507

	Energy - 4.9%
	Oil & Gas Producers - 2.8%
305,402	Range Resources Corporation	11,559,466

	Oil & Gas Services & Equipment - 2.1%
777,557	TETRA Technologies, Inc.[1]	8,864,150

	Total Energy	20,423,616

	Financials - 13.5%
	Banking - 7.9%
427,187	BankUnited, Inc.	20,278,566

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Financials - 13.5% (Continued)
	Banking - 7.9%
348,744	First Interstate BancSystem, Inc., Class A	$12,369,950
		32,648,516
	Institutional Financial Services - 1.8%
21,703	Evercore, Inc., Class A	7,667,019

	Specialty Finance - 3.8%
107,765	First American Financial Corporation	6,808,593
528,470	LendingClub Corporation[1]	8,936,427
		15,745,020
	Total Financials	56,060,555

	Health Care - 5.5%
	Health Care Facilities & Services - 1.4%
260,306	Concentra Group Holdings Parent, Inc.	5,773,587

	Medical Equipment & Devices - 4.1%
167,844	Bio-Techne Corporation	10,757,122
77,587	Cooper Companies, Inc. (The)[1]	6,314,030
		17,071,152
	Total Health Care	22,844,739

	Industrials - 19.8%
	Electrical Equipment - 5.0%
735,928	Hayward Holdings, Inc.[1]	11,877,877
236,463	Vontier Corporation	8,867,363
		20,745,240
	Industrial Support Services - 2.7%
555,306	WillScot Holdings Corporation[1]	11,122,779

	Machinery - 5.1%
80,819	Regal Rexnord Corporation	13,052,269
57,853	Xylem, Inc.	7,976,193
		21,028,462

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Industrials - 19.8% (Continued)
	Transportation & Logistics - 7.0%
160,909	Canadian Pacific Kansas City Ltd.	$11,961,975
357,776	Hub Group, Inc., Class A1	17,022,982
		28,984,957
	Total Industrials	81,881,438

	Real Estate - 1.7%
	REIT - 1.7%
56,826	Sun Communities, Inc.	7,241,337

	Technology - 22.4%
	Semiconductors - 11.7%
76,966	MKS, Inc.	18,118,566
117,658	Silicon Motion Technology Corporation - ADR	13,993,066
121,934	Tower Semiconductor Ltd.[1]	16,428,168
		48,539,800
	Software - 3.8%
1,034,160	ACV Auctions, Inc.[1]	8,076,790
925,325	ZoomInfo Technologies, Inc., Class A1	7,448,866
		15,525,656
	Technology Hardware - 6.9%
22,495	Ciena Corporation[1]	5,664,466
480,352	Knowles Corporation[1]	11,643,733
18,364	Teledyne Technologies, Inc.[1]	11,391,189
		28,699,388
	Total Technology	92,764,844

	Utilities - 2.8%
	Electric Utilities - 2.8%
152,241	Evergy, Inc.	11,681,452

	TOTAL COMMON STOCK (Cost $329,274,439)	374,402,488

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 13.3%
27,491,853	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[2]	$27,491,853
27,491,853	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[2]	27,491,853
	TOTAL SHORT TERM INVESTMENTS (Cost $54,983,706)	54,983,706

Contracts[3]		Expiration Date	Exercise Price	Notional Value
	OPTIONS PURCHASED - 0.3%
	CALL OPTIONS PURCHASED - 0.1%
6,903	CBOE Volatility Index	02/19/2026	$25.00	$12,038,832	635,076
	TOTAL CALL OPTIONS PURCHASED (Cost - $641,314)

	PUT OPTIONS PURCHASED - 0.2%
666	Invesco QQQ Trust Series 1	02/17/2026	625.00	41,416,542	727,272
	TOTAL PUT OPTIONS PURCHASED (Cost - $413,608)

	TOTAL OPTIONS PURCHASED (Cost - $1,054,922)				1,362,348

	TOTAL INVESTMENTS IN SECURITIES – 103.9% (Cost - $385,313,067)				430,748,542

	COMMON STOCK SOLD SHORT — (13.7)%
	Consumer Discretionary - (6.4)%
	Apparel & Textile Products - (0.8)%
(42,057)	On Holding A.G.	(1,903,079)
(62,797)	VF Corporation	(1,230,193)
		(3,133,272)
	Home Construction - (0.7)%
(19,220)	D.R. Horton, Inc.	(2,860,705)

	Leisure Facilities & Services - (1.2)%
(60,762)	MGM Resorts International	(2,037,957)
(30,863)	Starbucks Corporation	(2,837,853)
		(4,875,810)
	Retail - Discretionary - (3.7)%
(29,729)	Abercrombie & Fitch Company, Class A	(2,902,442)
(14,597)	Dick's Sporting Goods, Inc.	(2,948,594)
(7,537)	Lowe's Companies, Inc.	(2,012,831)
(82,162)	Tractor Supply Company	(4,180,403)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Consumer Discretionary - (6.4)% (Continued)
	Retail - Discretionary - (3.7)% (Continued)
(48,799)	Urban Outfitters, Inc.	$(3,457,409)
		(15,501,679)
	Total Consumer Discretionary	(26,371,466)

	Consumer Staples - (1.3)%
	Retail - Consumer Staples - (1.3)%
(86,704)	Kroger Company (The)	(5,449,346)

	Financials - (2.2)%
	Banking - (2.2)%
(220,196)	Fulton Financial Corporation	(4,547,047)
(66,264)	Hancock Whitney Corporation	(4,558,963)
	Total Financials	(9,106,010)

	Industrials - (1.1)%
	Electrical Equipment - (0.3)%
(9,567)	Bloom Energy Corporation, Class A	(1,448,157)

	Machinery - (0.8)%
(140,705)	Gates Industrial Corporation PLC	(3,239,029)

	Total Industrials	(4,687,186)

	Technology - (2.7)%
	Semiconductors - (0.5)%
(8,112)	Advanced Micro Devices, Inc.	(1,920,354)

	Software - (2.2)%
(3,553)	Adobe, Inc.	(1,041,917)
(8,925)	Atlassian Corporation PLC, Class A	(1,054,757)
(19,541)	Doximity, Inc., Class A	(732,201)
(1,969)	Intuit, Inc.	(982,374)
(73,862)	Phreesia, Inc.	(991,967)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Shares		Value
	Technology - (2.7)% (Continued)
	Software - (2.2)% (Continued)
(343,843)	Rezolve AI PLC	$(887,115)
(4,666)	Salesforce, Inc.	(990,545)
(4,991)	Snowflake, Inc., Class A	(961,766)
(27,075)	Waystar Holding Corporation	(719,112)
(5,687)	Workday, Inc., Class A	(998,808)
		(9,360,562)
	Total Technology	(11,280,916)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $56,631,697)	(56,894,924)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%	40,604,348
	NET ASSETS - 100.0%	$414,457,966

ADR	- American Depositary Receipt

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of January 31, 2026.
[3]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

OTC Total return swap agreements outstanding at January 31, 2026:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	4.29% (Fed Funds Rate + 0.65%)	3/2/2026	$5,128,388	Capital One Financial Corporation	$(91,857)	$-	$(91,857)
Morgan Stanley	4.29% (Fed Funds Rate + 0.65%)	3/2/2026	7,066,671	Charles Schwab	764,002	-	764,002
Morgan Stanley	4.29% (Fed Funds Rate + 0.65%)	3/2/2026	11,668,531	NextEra Energy, Inc.	1,286,890	-	1,286,890
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,755,918)	Morgan Stanley Custom Swap (MSCM1453) Index(3)	(144,250)	-	(144,250)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,825,935)	Morgan Stanley Custom Swap (MSCM1454) Index(3)	(203,234)	-	(203,234)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,849,465)	Morgan Stanley Custom Swap (MSCM1455) Index(3)	(146,369)	-	(146,369)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,953,289)	Morgan Stanley Custom Swap (MSCM1456) Index(3)	(75,331)	-	(75,331)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,931,598)	Morgan Stanley Custom Swap (MSCM1457) Index(3)	(189,653)	-	(189,653)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,942,188)	Morgan Stanley Custom Swap (MSCM1458) Index(3)	(105,506)	-	(105,506)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,944,428)	Morgan Stanley Custom Swap (MSCM1459) Index(3)	(84,653)	-	(84,653)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,976,711)	Morgan Stanley Custom Swap (MSCM1460) Index(3)	(48,430)	-	(48,430)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,950,605)	Morgan Stanley Custom Swap (MSCM1461) Index(3)	10,292	-	10,292
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,989,202)	Morgan Stanley Custom Swap (MSCM1462) Index(3)	49,770	-	49,770
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(5,025,822)	Morgan Stanley Custom Swap (MSCM1463) Index(3)	48,487	-	48,487
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,971,477)	Morgan Stanley Custom Swap (MSCM1464) Index(3)	(18,721)	-	(18,721)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(5,007,371)	Morgan Stanley Custom Swap (MSCM1465) Index(3)	8,237	-	8,237
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(5,093,788)	Morgan Stanley Custom Swap (MSCM1466) Index(3)	126,083	-	126,083
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(5,072,276)	Morgan Stanley Custom Swap (MSCM1467) Index(3)	58,371	-	58,371
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,990,633)	Morgan Stanley Custom Swap (MSCM1468) Index(3)	53,630	-	53,630
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,979,445)	Morgan Stanley Custom Swap (MSCM1469) Index(3)	70,686	-	70,686
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,982,805)	Morgan Stanley Custom Swap (MSCM1470) Index(3)	97,130	-	97,130
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,940,209)	Morgan Stanley Custom Swap (MSCM1471) Index(3)	33,209	-	33,209
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(4,959,678)	Morgan Stanley Custom Swap (MSCM1472) Index(3)	(12,557)	-	(12,557)
Total Unrealized Appreciation							$2,606,787
Total Unrealized (Depreciation)							$(1,120,561)
Total					$1,486,226	$-	$1,486,226

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1453) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Church & Dwight Company, Inc.	1,718	$165,354	3.37%
Sysco Corporation	1,955	163,913	3.34%
Constellation Brands, Inc.	1,044	163,619	3.34%
Anheuser-Busch InBev S.A. - ADR	2,249	161,237	3.29%
Advanced Micro Devices, Inc.	673	159,233	3.25%
Illumina, Inc.	1,098	159,043	3.25%
Estee Lauder Companies, Inc. (The)	1,376	158,578	3.24%
Johnson & Johnson	696	158,182	3.23%
Sherwin-Williams Company (The)	445	157,659	3.22%
Teva Pharmaceutical Industries Ltd. - ADR	4,616	157,298	3.21%
Ecolab, Inc.	549	154,735	3.16%
PepsiCo, Inc.	1,004	154,199	3.15%
Hershey Company (The)	792	154,160	3.15%
HCA Healthcare, Inc.	309	150,658	3.07%
Cardinal Health, Inc.	701	150,627	3.07%
Amgen, Inc.	440	150,464	3.07%
NVIDIA Corporation	772	147,628	3.01%
Canadian Imperial Bank of Commerce	1,590	146,881	3.00%
McKesson Corporation	176	145,969	2.98%
Moody's Corporation	282	145,380	2.97%
Kroger Company (The)	2,306	144,904	2.96%
General Mills, Inc.	3,098	143,308	2.92%
Carlyle Group, Inc.	2,437	143,247	2.92%
Nokia Corporation, Class A	22,265	143,161	2.92%
Brookfield Corporation	3,139	142,984	2.92%
Mettler-Toledo International, Inc.	103	141,887	2.90%
W. R. Berkley Corporation	2,054	140,888	2.87%
CyberArk Software Ltd.	323	139,133	2.84%
Allstate Corporation (The)	692	137,712	2.81%
Blackstone, Inc.	935	133,098	2.72%
Progressive Corporation	633	131,577	2.68%
NetApp, Inc.	1,345	129,605	2.64%
Coinbase Global, Inc., Class A	637	124,050	2.53%
		$4,900,371	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1454) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	948	$237,145	4.71%
Church & Dwight Company, Inc.	2,153	207,181	4.12%
Sysco Corporation	2,450	205,393	4.08%
Anheuser-Busch InBev S.A. - ADR	2,792	200,138	3.98%
Constellation Brands, Inc.	1,260	197,454	3.93%
Teva Pharmaceutical Industries Ltd. - ADR	5,748	195,875	3.89%
Sherwin-Williams Company (The)	543	192,427	3.83%
PepsiCo, Inc.	1,251	192,143	3.82%
Estee Lauder Companies, Inc. (The)	1,666	192,081	3.82%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Illumina, Inc.	1,324	$191,735	3.81%
Ecolab, Inc.	677	190,991	3.80%
Hershey Company (The)	975	189,919	3.78%
Advanced Micro Devices, Inc.	796	188,440	3.75%
Motorola Solutions, Inc.	467	187,932	3.74%
Pfizer, Inc.	7,065	186,787	3.71%
Amgen, Inc.	543	185,616	3.69%
Moody's Corporation	356	183,796	3.65%
NVIDIA Corporation	942	180,033	3.58%
General Mills, Inc.	3,891	179,986	3.58%
Canadian Imperial Bank of Commerce	1,936	178,873	3.56%
Kroger Company (The)	2,825	177,574	3.53%
Nokia Corporation, Class A	27,325	175,699	3.49%
Allstate Corporation (The)	873	173,670	3.45%
Carlyle Group, Inc.	2,923	171,806	3.42%
NetApp, Inc.	1,671	160,977	3.20%
Blackstone, Inc.	1,120	159,537	3.17%
Coinbase Global, Inc., Class A	752	146,457	2.91%
		$5,029,665	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1455) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CH Robinson Worldwide, Inc.	350	$68,218	1.37%
Sysco Corporation	804	67,401	1.35%
Church & Dwight Company, Inc.	696	66,956	1.34%
Anheuser-Busch InBev S.A. - ADR	925	66,288	1.33%
Johnson & Johnson	286	65,080	1.30%
Carrier Global Corporation	1,088	64,809	1.30%
Constellation Brands, Inc.	411	64,337	1.29%
Teva Pharmaceutical Industries Ltd. - ADR	1,887	64,324	1.29%
PepsiCo, Inc.	418	64,244	1.29%
Lowe's Companies, Inc.	239	63,844	1.28%
Eaton Corporation PLC	182	63,805	1.28%
Home Depot, Inc. (The)	170	63,697	1.27%
Cummins, Inc.	110	63,696	1.27%
PACCAR, Inc.	518	63,687	1.27%
O'Reilly Automotive, Inc.	646	63,569	1.27%
Hershey Company (The)	325	63,309	1.27%
Casey's General Stores, Inc.	104	62,891	1.26%
Costco Wholesale Corporation	67	62,821	1.26%
Ecolab, Inc.	222	62,693	1.25%
Advanced Micro Devices, Inc.	265	62,653	1.25%
Sherwin-Williams Company (The)	176	62,463	1.25%
Williams-Sonoma, Inc.	305	62,444	1.25%
Caterpillar, Inc.	95	62,429	1.25%
Amgen, Inc.	182	62,371	1.25%
Estee Lauder Companies, Inc. (The)	541	62,363	1.25%
W. W. Grainger, Inc.	58	62,251	1.25%
Starbucks Corporation	676	62,154	1.24%
Jabil, Inc.	262	62,112	1.24%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	2,368	$62,063	1.24%
Westinghouse Air Brake Technologies Corporation	270	62,051	1.24%
Old Dominion Freight Line, Inc.	357	61,895	1.24%
Fastenal Company	1,422	61,653	1.23%
Motorola Solutions, Inc.	153	61,547	1.23%
McDonald's Corporation	195	61,465	1.23%
Pfizer, Inc.	2,325	61,463	1.23%
Hubbell, Inc.	126	61,334	1.23%
Cardinal Health, Inc.	285	61,196	1.22%
Hilton Worldwide Holdings, Inc.	205	61,119	1.22%
General Mills, Inc.	1,319	61,003	1.22%
Rockwell Automation, Inc.	145	60,957	1.22%
United Parcel Service, Class B	574	60,932	1.22%
Darden Restaurants, Inc.	304	60,543	1.21%
Target Corporation	573	60,442	1.21%
Dollar General Corporation	421	60,406	1.21%
Cintas Corporation	315	60,382	1.21%
Ford Motor Company	4,344	60,292	1.21%
Emerson Electric Company	410	60,194	1.20%
Ulta Beauty, Inc.	93	60,014	1.20%
Illumina, Inc.	414	59,952	1.20%
Boeing Company (The)	256	59,945	1.20%
Steris Corporation	228	59,844	1.20%
HCA Healthcare, Inc.	122	59,789	1.20%
Tractor Supply Company	1,174	59,744	1.20%
Kroger Company (The)	947	59,515	1.19%
D.R. Horton, Inc.	399	59,454	1.19%
NVIDIA Corporation	311	59,447	1.19%
Ross Stores, Inc.	313	59,128	1.18%
General Motors Company	704	59,109	1.18%
McKesson Corporation	71	58,957	1.18%
Cognizant Technology Solutions Corporation	717	58,819	1.18%
Restaurant Brands International, Inc.	877	58,730	1.18%
Canadian Imperial Bank of Commerce	631	58,259	1.17%
International Paper Company (The)	1,444	58,222	1.17%
Nokia Corporation, Class A	9,002	57,881	1.16%
General Dynamics Corporation	165	57,775	1.16%
Tapestry, Inc.	455	57,773	1.16%
Ralph Lauren Corporation	163	57,677	1.15%
Moody's Corporation	111	57,254	1.15%
Progressive Corporation	275	57,159	1.14%
CyberArk Software Ltd.	133	57,102	1.14%
Apple, Inc.	219	56,808	1.14%
W. R. Berkley Corporation	827	56,748	1.14%
Allstate Corporation (The)	285	56,638	1.13%
Automatic Data Processing, Inc.	227	56,123	1.12%
Mettler-Toledo International, Inc.	40	55,543	1.11%
Waters Corporation	148	54,918	1.10%
Brookfield Corporation	1,199	54,603	1.09%
CVS Health Corporation	728	54,218	1.09%
Carlyle Group, Inc.	914	53,713	1.07%
NetApp, Inc.	557	53,650	1.07%
Blackstone, Inc.	360	51,328	1.03%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	275	$48,070	0.96%
Coinbase Global, Inc., Class A	230	44,698	0.89%
		$4,996,453	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1456) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corporation	1,506	$126,274	2.51%
Western Digital Corporation	501	125,428	2.49%
Church & Dwight Company, Inc.	1,286	123,761	2.46%
Anheuser-Busch InBev S.A. - ADR	1,725	123,643	2.46%
Johnson & Johnson	537	122,025	2.43%
PepsiCo, Inc.	791	121,573	2.42%
Advanced Micro Devices, Inc.	513	121,446	2.42%
Constellation Brands, Inc.	766	119,954	2.39%
Hershey Company (The)	613	119,453	2.38%
AT&T, Inc.	4,518	118,413	2.35%
Estee Lauder Companies, Inc. (The)	1,013	116,782	2.32%
Teva Pharmaceutical Industries Ltd. - ADR	3,425	116,711	2.32%
Jabil, Inc.	490	116,242	2.31%
Motorola Solutions, Inc.	289	116,163	2.31%
General Mills, Inc.	2,508	116,035	2.31%
Sherwin-Williams Company (The)	323	114,669	2.28%
Pfizer, Inc.	4,324	114,332	2.27%
Ecolab, Inc.	405	114,201	2.27%
Amgen, Inc.	333	113,865	2.26%
Cardinal Health, Inc.	527	113,340	2.25%
D.R. Horton, Inc.	761	113,267	2.25%
General Motors Company	1,338	112,400	2.24%
NVIDIA Corporation	587	112,249	2.23%
Kroger Company (The)	1,781	111,941	2.23%
Canadian Imperial Bank of Commerce	1,208	111,632	2.22%
Steris Corporation	423	111,051	2.21%
HCA Healthcare, Inc.	227	111,026	2.21%
Ford Motor Company	7,968	110,602	2.20%
McKesson Corporation	133	110,590	2.20%
Nokia Corporation, Class A	16,996	109,285	2.17%
Apple, Inc.	419	108,757	2.16%
Illumina, Inc.	747	108,245	2.15%
W. R. Berkley Corporation	1,571	107,749	2.14%
Progressive Corporation	518	107,712	2.14%
Cognizant Technology Solutions Corporation	1,300	106,638	2.12%
Moody's Corporation	206	106,386	2.12%
CyberArk Software Ltd.	244	105,296	2.09%
Allstate Corporation (The)	529	105,242	2.09%
Brookfield Corporation	2,236	101,869	2.03%
Waters Corporation	275	101,778	2.02%
Mettler-Toledo International, Inc.	74	101,678	2.02%
NetApp, Inc.	1,031	99,372	1.98%
Carlyle Group, Inc.	1,675	98,457	1.96%
Blackstone, Inc.	676	96,287	1.91%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	439	$85,467	1.70%
		$5,029,286	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1457) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	348	$87,102	1.70%
CH Robinson Worldwide, Inc.	417	81,352	1.59%
Sysco Corporation	965	80,892	1.58%
Church & Dwight Company, Inc.	829	79,837	1.56%
Anheuser-Busch InBev S.A. - ADR	1,102	78,987	1.54%
Carrier Global Corporation	1,323	78,854	1.54%
Advanced Micro Devices, Inc.	331	78,425	1.53%
PepsiCo, Inc.	508	78,016	1.52%
Constellation Brands, Inc.	495	77,604	1.51%
Caterpillar, Inc.	117	76,672	1.50%
Johnson & Johnson	335	76,202	1.49%
Estee Lauder Companies, Inc. (The)	661	76,192	1.49%
Eaton Corporation PLC	216	75,775	1.48%
O'Reilly Automotive, Inc.	766	75,366	1.47%
Hershey Company (The)	386	75,248	1.47%
Lowe's Companies, Inc.	282	75,190	1.47%
General Mills, Inc.	1,620	74,938	1.46%
W. W. Grainger, Inc.	69	74,788	1.46%
Cummins, Inc.	129	74,712	1.46%
Home Depot, Inc. (The)	199	74,665	1.46%
Sherwin-Williams Company (The)	210	74,453	1.45%
D.R. Horton, Inc.	499	74,336	1.45%
Fastenal Company	1,713	74,288	1.45%
Williams-Sonoma, Inc.	363	74,222	1.45%
PACCAR, Inc.	603	74,168	1.45%
Costco Wholesale Corporation	79	74,122	1.45%
Westinghouse Air Brake Technologies Corporation	321	73,918	1.44%
Starbucks Corporation	803	73,798	1.44%
Kroger Company (The)	1,174	73,766	1.44%
Casey's General Stores, Inc.	121	73,565	1.44%
Teva Pharmaceutical Industries Ltd. - ADR	2,147	73,184	1.43%
Ecolab, Inc.	259	73,004	1.43%
Pfizer, Inc.	2,752	72,769	1.42%
Old Dominion Freight Line, Inc.	420	72,716	1.42%
Hubbell, Inc.	149	72,509	1.42%
Cardinal Health, Inc.	336	72,158	1.41%
McDonald's Corporation	229	72,056	1.41%
Emerson Electric Company	489	71,930	1.40%
Rockwell Automation, Inc.	170	71,668	1.40%
General Motors Company	849	71,351	1.39%
Cintas Corporation	373	71,324	1.39%
Boeing Company (The)	305	71,284	1.39%
Tractor Supply Company	1,395	70,957	1.39%
International Paper Company (The)	1,759	70,913	1.38%
Target Corporation	671	70,784	1.38%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hilton Worldwide Holdings, Inc.	237	$70,764	1.38%
General Dynamics Corporation	201	70,673	1.38%
Steris Corporation	268	70,489	1.38%
NVIDIA Corporation	368	70,319	1.37%
Canadian Imperial Bank of Commerce	761	70,291	1.37%
Ford Motor Company	5,064	70,285	1.37%
Ross Stores, Inc.	372	70,194	1.37%
McKesson Corporation	84	70,189	1.37%
United Parcel Service, Class B	660	70,111	1.37%
Dollar General Corporation	485	69,537	1.36%
Darden Restaurants, Inc.	348	69,430	1.36%
Apple, Inc.	267	69,349	1.35%
Restaurant Brands International, Inc.	1,031	69,091	1.35%
Ulta Beauty, Inc.	106	68,727	1.34%
Ralph Lauren Corporation	193	68,124	1.33%
Moody's Corporation	131	67,497	1.32%
Tapestry, Inc.	531	67,419	1.32%
Brookfield Corporation	1,476	67,244	1.31%
Nokia Corporation, Class A	10,247	65,887	1.29%
Automatic Data Processing, Inc.	266	65,730	1.28%
CVS Health Corporation	872	64,981	1.27%
Blackstone, Inc.	453	64,516	1.26%
Carlyle Group, Inc.	1,092	64,192	1.25%
CyberArk Software Ltd.	149	64,075	1.25%
Lululemon Athletica, Inc.	329	57,345	1.12%
Coinbase Global, Inc., Class A	283	55,094	1.08%
		$5,121,613	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1458) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corporation	2,144	$179,750	3.56%
Church & Dwight Company, Inc.	1,854	178,479	3.54%
Anheuser-Busch InBev S.A. - ADR	2,462	176,498	3.50%
Johnson & Johnson	774	175,850	3.48%
PepsiCo, Inc.	1,142	175,503	3.48%
Cardinal Health, Inc.	786	168,955	3.35%
Constellation Brands, Inc.	1,076	168,618	3.34%
Hershey Company (The)	862	167,831	3.32%
Motorola Solutions, Inc.	417	167,822	3.32%
General Mills, Inc.	3,625	167,696	3.32%
Kroger Company (The)	2,663	167,361	3.31%
Teva Pharmaceutical Industries Ltd. - ADR	4,897	166,902	3.31%
Pfizer, Inc.	6,295	166,453	3.30%
Estee Lauder Companies, Inc. (The)	1,444	166,447	3.30%
Sherwin-Williams Company (The)	467	165,567	3.28%
Ecolab, Inc.	586	165,218	3.27%
NVIDIA Corporation	860	164,453	3.26%
McKesson Corporation	195	162,453	3.22%
D.R. Horton, Inc.	1,091	162,421	3.22%
Canadian Imperial Bank of Commerce	1,736	160,428	3.18%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	24,532	$157,741	3.12%
General Motors Company	1,870	157,100	3.11%
W. R. Berkley Corporation	2,267	155,450	3.08%
Progressive Corporation	747	155,366	3.08%
Moody's Corporation	300	154,534	3.06%
Brookfield Corporation	3,370	153,517	3.04%
Ford Motor Company	11,056	153,464	3.04%
Allstate Corporation (The)	754	150,079	2.97%
Blackstone, Inc.	1,025	146,008	2.89%
NetApp, Inc.	1,508	145,335	2.88%
Carlyle Group, Inc.	2,462	144,690	2.87%
		$5,047,989	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1459) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	313	$78,359	1.56%
Advanced Micro Devices, Inc.	309	73,142	1.45%
CH Robinson Worldwide, Inc.	368	71,662	1.42%
Sysco Corporation	845	70,861	1.41%
Church & Dwight Company, Inc.	732	70,435	1.40%
Johnson & Johnson	307	69,794	1.39%
PepsiCo, Inc.	449	68,929	1.37%
Anheuser-Busch InBev S.A. - ADR	953	68,300	1.36%
Eaton Corporation PLC	193	67,979	1.35%
Cardinal Health, Inc.	312	67,071	1.33%
Constellation Brands, Inc.	427	66,916	1.33%
Teva Pharmaceutical Industries Ltd. - ADR	1,961	66,833	1.33%
Caterpillar, Inc.	102	66,812	1.33%
Carrier Global Corporation	1,116	66,490	1.32%
Kroger Company (The)	1,055	66,297	1.32%
Motorola Solutions, Inc.	164	65,952	1.31%
O'Reilly Automotive, Inc.	669	65,858	1.31%
Jabil, Inc.	278	65,838	1.31%
W. W. Grainger, Inc.	61	65,828	1.31%
Cummins, Inc.	114	65,813	1.31%
Ecolab, Inc.	231	65,144	1.30%
Pfizer, Inc.	2,464	65,138	1.30%
General Mills, Inc.	1,407	65,110	1.29%
Hubbell, Inc.	133	65,096	1.29%
PACCAR, Inc.	528	64,945	1.29%
Starbucks Corporation	706	64,942	1.29%
NVIDIA Corporation	340	64,902	1.29%
Fastenal Company	1,495	64,837	1.29%
Hershey Company (The)	332	64,659	1.29%
Williams-Sonoma, Inc.	315	64,543	1.28%
Rockwell Automation, Inc.	153	64,474	1.28%
Illumina, Inc.	445	64,438	1.28%
Westinghouse Air Brake Technologies Corporation	280	64,373	1.28%
McDonald's Corporation	204	64,342	1.28%
Steris Corporation	244	64,186	1.28%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Casey's General Stores, Inc.	106	$64,116	1.27%
Emerson Electric Company	435	63,975	1.27%
McKesson Corporation	77	63,939	1.27%
Canadian Imperial Bank of Commerce	692	63,908	1.27%
Costco Wholesale Corporation	68	63,817	1.27%
General Motors Company	757	63,629	1.27%
Estee Lauder Companies, Inc. (The)	552	63,629	1.27%
Dollar General Corporation	440	63,077	1.25%
Sherwin-Williams Company (The)	178	63,015	1.25%
W. R. Berkley Corporation	917	62,902	1.25%
Apple, Inc.	242	62,800	1.25%
Old Dominion Freight Line, Inc.	363	62,799	1.25%
Home Depot, Inc. (The)	168	62,765	1.25%
Target Corporation	595	62,744	1.25%
Lowe's Companies, Inc.	235	62,738	1.25%
Boeing Company (The)	268	62,557	1.24%
Hilton Worldwide Holdings, Inc.	209	62,387	1.24%
Nokia Corporation, Class A	9,687	62,289	1.24%
General Dynamics Corporation	177	62,277	1.24%
Cintas Corporation	325	62,211	1.24%
Tractor Supply Company	1,219	62,006	1.23%
Ross Stores, Inc.	328	61,858	1.23%
Darden Restaurants, Inc.	310	61,840	1.23%
United Parcel Service, Class B	581	61,704	1.23%
J.B. Hunt Transport Services, Inc.	303	61,520	1.22%
Ford Motor Company	4,421	61,359	1.22%
Ulta Beauty, Inc.	94	61,000	1.21%
Restaurant Brands International, Inc.	910	60,945	1.21%
Moody's Corporation	118	60,878	1.21%
Progressive Corporation	292	60,684	1.21%
Brookfield Corporation	1,317	59,994	1.19%
Ralph Lauren Corporation	170	59,990	1.19%
D.R. Horton, Inc.	399	59,405	1.18%
Tapestry, Inc.	467	59,297	1.18%
CyberArk Software Ltd.	137	59,214	1.18%
Allstate Corporation (The)	296	58,863	1.17%
International Paper Company (The)	1,448	58,399	1.16%
CVS Health Corporation	782	58,255	1.16%
Automatic Data Processing, Inc.	236	58,243	1.16%
Mettler-Toledo International, Inc.	42	58,044	1.15%
NetApp, Inc.	596	57,389	1.14%
Blackstone, Inc.	398	56,720	1.13%
Carlyle Group, Inc.	960	56,411	1.12%
Lululemon Athletica, Inc.	308	53,722	1.07%
		$5,029,612	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1460) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	360	$90,109	1.79%
Advanced Micro Devices, Inc.	368	87,074	1.73%
CH Robinson Worldwide, Inc.	443	86,314	1.72%
Sysco Corporation	1,028	86,176	1.71%
Church & Dwight Company, Inc.	882	84,846	1.69%
AT&T, Inc.	3,218	84,341	1.68%
PepsiCo, Inc.	540	83,023	1.65%
Johnson & Johnson	364	82,778	1.65%
Carrier Global Corporation	1,379	82,186	1.64%
Anheuser-Busch InBev S.A. - ADR	1,145	82,047	1.63%
Eaton Corporation PLC	232	81,573	1.62%
General Mills, Inc.	1,757	81,277	1.62%
Cardinal Health, Inc.	377	81,055	1.61%
Amgen, Inc.	235	80,227	1.60%
Pfizer, Inc.	3,023	79,929	1.59%
W. W. Grainger, Inc.	74	79,917	1.59%
Motorola Solutions, Inc.	198	79,740	1.59%
Caterpillar, Inc.	121	79,739	1.59%
Ecolab, Inc.	282	79,490	1.58%
Fastenal Company	1,832	79,433	1.58%
Teva Pharmaceutical Industries Ltd. - ADR	2,330	79,398	1.58%
PACCAR, Inc.	645	79,262	1.58%
NVIDIA Corporation	413	78,949	1.57%
Constellation Brands, Inc.	503	78,848	1.57%
Hubbell, Inc.	162	78,825	1.57%
Cummins, Inc.	136	78,653	1.56%
HCA Healthcare, Inc.	161	78,639	1.56%
Jabil, Inc.	331	78,582	1.56%
Kroger Company (The)	1,250	78,567	1.56%
Estee Lauder Companies, Inc. (The)	676	77,920	1.55%
Rockwell Automation, Inc.	184	77,780	1.55%
Westinghouse Air Brake Technologies Corporation	337	77,627	1.54%
General Motors Company	921	77,406	1.54%
Emerson Electric Company	526	77,233	1.54%
Canadian Imperial Bank of Commerce	836	77,194	1.54%
Hershey Company (The)	396	77,033	1.53%
Steris Corporation	293	76,928	1.53%
McKesson Corporation	93	76,910	1.53%
W. R. Berkley Corporation	1,112	76,248	1.52%
Old Dominion Freight Line, Inc.	440	76,230	1.52%
Apple, Inc.	294	76,166	1.52%
Illumina, Inc.	525	76,004	1.51%
Sherwin-Williams Company (The)	214	75,754	1.51%
Cintas Corporation	396	75,743	1.51%
Ford Motor Company	5,445	75,576	1.50%
United Parcel Service, Class B	707	75,112	1.49%
Nokia Corporation, Class A	11,610	74,651	1.49%
Boeing Company (The)	319	74,452	1.48%
United Therapeutics Corporation	158	74,349	1.48%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Dynamics Corporation	212	$74,308	1.48%
Moody's Corporation	143	73,600	1.46%
Cognizant Technology Solutions Corporation	896	73,551	1.46%
Progressive Corporation	353	73,393	1.46%
Allstate Corporation (The)	366	72,852	1.45%
International Paper Company (The)	1,803	72,713	1.45%
Brookfield Corporation	1,595	72,675	1.45%
CyberArk Software Ltd.	167	72,041	1.43%
Waters Corporation	194	71,937	1.43%
Automatic Data Processing, Inc.	291	71,747	1.43%
D.R. Horton, Inc.	478	71,193	1.42%
Mettler-Toledo International, Inc.	51	70,312	1.40%
Blackstone, Inc.	488	69,484	1.38%
NetApp, Inc.	714	68,770	1.37%
Carlyle Group, Inc.	1,161	68,232	1.36%
Coinbase Global, Inc., Class A	314	61,226	1.22%
		$5,025,347	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1461) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	362	$90,604	1.83%
AT&T, Inc.	3,326	87,163	1.76%
Sysco Corporation	1,019	85,422	1.73%
Church & Dwight Company, Inc.	881	84,779	1.72%
Advanced Micro Devices, Inc.	351	83,012	1.68%
PepsiCo, Inc.	540	82,967	1.68%
Johnson & Johnson	363	82,418	1.67%
Anheuser-Busch InBev S.A. - ADR	1,141	81,812	1.66%
Amgen, Inc.	239	81,686	1.65%
Pfizer, Inc.	3,081	81,460	1.65%
Teva Pharmaceutical Industries Ltd. - ADR	2,386	81,328	1.65%
General Mills, Inc.	1,750	80,969	1.64%
O'Reilly Automotive, Inc.	819	80,581	1.63%
Cardinal Health, Inc.	372	79,949	1.62%
Ecolab, Inc.	283	79,880	1.62%
Motorola Solutions, Inc.	198	79,773	1.61%
NVIDIA Corporation	417	79,704	1.61%
Constellation Brands, Inc.	506	79,277	1.60%
Kroger Company (The)	1,261	79,226	1.60%
HCA Healthcare, Inc.	162	78,933	1.60%
McDonald's Corporation	250	78,878	1.60%
Starbucks Corporation	856	78,675	1.59%
Progressive Corporation	378	78,597	1.59%
Steris Corporation	298	78,300	1.59%
General Motors Company	931	78,193	1.58%
McKesson Corporation	94	78,166	1.58%
W. R. Berkley Corporation	1,139	78,147	1.58%
Canadian Imperial Bank of Commerce	846	78,120	1.58%
Allstate Corporation (The)	392	78,011	1.58%
Casey's General Stores, Inc.	128	77,726	1.57%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Estee Lauder Companies, Inc. (The)	672	$77,426	1.57%
Costco Wholesale Corporation	82	77,348	1.57%
Hershey Company (The)	397	77,272	1.56%
Sherwin-Williams Company (The)	218	77,192	1.56%
Jabil, Inc.	325	77,109	1.56%
Hilton Worldwide Holdings, Inc.	258	76,942	1.56%
Ford Motor Company	5,543	76,932	1.56%
Home Depot, Inc. (The)	204	76,435	1.55%
Nokia Corporation, Class A	11,884	76,416	1.55%
Illumina, Inc.	527	76,337	1.55%
United Therapeutics Corporation	162	76,288	1.54%
Williams-Sonoma, Inc.	372	76,209	1.54%
Tractor Supply Company	1,497	76,169	1.54%
Ross Stores, Inc.	401	75,649	1.53%
Lowe's Companies, Inc.	283	75,455	1.53%
Ulta Beauty, Inc.	117	75,448	1.53%
Cognizant Technology Solutions Corporation	917	75,275	1.52%
Target Corporation	713	75,232	1.52%
Restaurant Brands International, Inc.	1,119	74,946	1.52%
Ralph Lauren Corporation	212	74,798	1.51%
Darden Restaurants, Inc.	375	74,785	1.51%
Albemarle Corporation	438	74,748	1.51%
Brookfield Corporation	1,639	74,635	1.51%
Dollar General Corporation	512	73,480	1.49%
Tapestry, Inc.	577	73,179	1.48%
CyberArk Software Ltd.	168	72,465	1.47%
D.R. Horton, Inc.	482	71,700	1.45%
Mettler-Toledo International, Inc.	52	71,665	1.45%
CVS Health Corporation	960	71,570	1.45%
Blackstone, Inc.	499	71,082	1.44%
NetApp, Inc.	722	69,591	1.41%
Carlyle Group, Inc.	1,183	69,547	1.41%
Lululemon Athletica, Inc.	366	63,810	1.29%
Coinbase Global, Inc., Class A	307	59,716	1.21%
		$4,940,607	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1462) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	356	$89,102	1.80%
AT&T, Inc.	3,243	84,988	1.72%
Sysco Corporation	993	83,249	1.69%
Church & Dwight Company, Inc.	849	81,728	1.65%
Advanced Micro Devices, Inc.	342	81,052	1.64%
PepsiCo, Inc.	525	80,602	1.63%
Teva Pharmaceutical Industries Ltd. - ADR	2,345	79,934	1.62%
NVIDIA Corporation	418	79,897	1.62%
Anheuser-Busch InBev S.A. - ADR	1,113	79,773	1.61%
Johnson & Johnson	350	79,604	1.61%
Amgen, Inc.	233	79,561	1.61%
O'Reilly Automotive, Inc.	806	79,288	1.61%
Motorola Solutions, Inc.	197	79,175	1.60%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	942	$79,168	1.60%
Pfizer, Inc.	2,993	79,131	1.60%
Ecolab, Inc.	278	78,318	1.59%
McDonald's Corporation	248	78,264	1.58%
HCA Healthcare, Inc.	160	78,065	1.58%
Allstate Corporation (The)	391	77,717	1.57%
General Mills, Inc.	1,678	77,631	1.57%
Progressive Corporation	373	77,488	1.57%
Nokia Corporation, Class A	12,037	77,399	1.57%
Canadian Imperial Bank of Commerce	837	77,335	1.57%
Starbucks Corporation	840	77,229	1.56%
Kroger Company (The)	1,226	77,035	1.56%
Cardinal Health, Inc.	358	77,030	1.56%
Illumina, Inc.	532	77,004	1.56%
Ford Motor Company	5,532	76,778	1.55%
Constellation Brands, Inc.	490	76,723	1.55%
Sherwin-Williams Company (The)	216	76,620	1.55%
Apple, Inc.	294	76,416	1.55%
McKesson Corporation	92	76,286	1.54%
Home Depot, Inc. (The)	204	76,280	1.54%
Hilton Worldwide Holdings, Inc.	255	76,144	1.54%
Tractor Supply Company	1,496	76,138	1.54%
Steris Corporation	290	76,079	1.54%
W. R. Berkley Corporation	1,107	75,893	1.54%
Williams-Sonoma, Inc.	370	75,816	1.53%
Costco Wholesale Corporation	81	75,693	1.53%
United Therapeutics Corporation	161	75,553	1.53%
Estee Lauder Companies, Inc. (The)	655	75,489	1.53%
Casey's General Stores, Inc.	124	75,340	1.53%
Ross Stores, Inc.	399	75,288	1.52%
Jabil, Inc.	317	75,240	1.52%
Hershey Company (The)	384	74,877	1.52%
Ulta Beauty, Inc.	115	74,655	1.51%
Ralph Lauren Corporation	211	74,563	1.51%
Lowe's Companies, Inc.	278	74,360	1.51%
Brookfield Corporation	1,620	73,771	1.49%
Albemarle Corporation	431	73,573	1.49%
Target Corporation	697	73,524	1.49%
Darden Restaurants, Inc.	368	73,419	1.49%
Restaurant Brands International, Inc.	1,096	73,391	1.49%
Tapestry, Inc.	575	72,958	1.48%
Dollar General Corporation	507	72,743	1.47%
Cognizant Technology Solutions Corporation	883	72,460	1.47%
Waters Corporation	195	72,180	1.46%
CVS Health Corporation	965	71,915	1.46%
D.R. Horton, Inc.	481	71,530	1.45%
CyberArk Software Ltd.	166	71,437	1.45%
Blackstone, Inc.	482	68,699	1.39%
Carlyle Group, Inc.	1,168	68,640	1.39%
NetApp, Inc.	711	68,508	1.39%
Lululemon Athletica, Inc.	377	65,763	1.33%
Coinbase Global, Inc., Class A	299	58,269	1.18%
		$4,939,778	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1463) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	261	$65,219	1.31%
CH Robinson Worldwide, Inc.	330	64,365	1.29%
AT&T, Inc.	2,439	63,937	1.28%
Carrier Global Corporation	1,042	62,087	1.25%
Church & Dwight Company, Inc.	640	61,613	1.24%
Sysco Corporation	731	61,302	1.23%
Eaton Corporation PLC	174	61,005	1.23%
Teva Pharmaceutical Industries Ltd. - ADR	1,789	60,983	1.23%
O'Reilly Automotive, Inc.	618	60,836	1.22%
PepsiCo, Inc.	395	60,676	1.22%
Anheuser-Busch InBev S.A. - ADR	842	60,381	1.21%
Advanced Micro Devices, Inc.	254	60,125	1.21%
General Motors Company	715	60,098	1.21%
Amgen, Inc.	175	59,966	1.20%
Johnson & Johnson	264	59,912	1.20%
Progressive Corporation	284	59,162	1.19%
NVIDIA Corporation	309	59,150	1.19%
Pfizer, Inc.	2,236	59,117	1.19%
McDonald's Corporation	188	59,084	1.19%
Motorola Solutions, Inc.	147	59,076	1.19%
Allstate Corporation (The)	296	58,930	1.18%
Caterpillar, Inc.	89	58,798	1.18%
W. W. Grainger, Inc.	54	58,793	1.18%
Ecolab, Inc.	208	58,775	1.18%
General Mills, Inc.	1,269	58,725	1.18%
HCA Healthcare, Inc.	120	58,422	1.17%
PACCAR, Inc.	475	58,357	1.17%
Hubbell, Inc.	120	58,345	1.17%
Westinghouse Air Brake Technologies Corporation	253	58,298	1.17%
Cummins, Inc.	101	58,288	1.17%
Cardinal Health, Inc.	271	58,272	1.17%
Kroger Company (The)	926	58,221	1.17%
Ford Motor Company	4,192	58,181	1.17%
Apple, Inc.	224	58,172	1.17%
Canadian Imperial Bank of Commerce	629	58,108	1.17%
Tractor Supply Company	1,141	58,059	1.17%
Rockwell Automation, Inc.	137	57,959	1.16%
W. R. Berkley Corporation	842	57,778	1.16%
Estee Lauder Companies, Inc. (The)	501	57,702	1.16%
Illumina, Inc.	398	57,692	1.16%
Fastenal Company	1,330	57,661	1.16%
Sherwin-Williams Company (The)	163	57,645	1.16%
United Therapeutics Corporation	123	57,581	1.16%
Emerson Electric Company	391	57,473	1.15%
Hilton Worldwide Holdings, Inc.	192	57,245	1.15%
Home Depot, Inc. (The)	153	57,190	1.15%
Constellation Brands, Inc.	365	57,140	1.15%
Starbucks Corporation	621	57,062	1.15%
McKesson Corporation	69	57,001	1.15%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Costco Wholesale Corporation	61	$56,889	1.14%
Albemarle Corporation	333	56,838	1.14%
J.B. Hunt Transport Services, Inc.	280	56,822	1.14%
Steris Corporation	216	56,666	1.14%
Cintas Corporation	296	56,647	1.14%
United Parcel Service, Class B	533	56,608	1.14%
Williams-Sonoma, Inc.	276	56,413	1.13%
Ross Stores, Inc.	299	56,352	1.13%
Ulta Beauty, Inc.	87	56,342	1.13%
Nokia Corporation, Class A	8,758	56,311	1.13%
Old Dominion Freight Line, Inc.	325	56,260	1.13%
Hershey Company (The)	288	56,068	1.13%
Cognizant Technology Solutions Corporation	682	56,004	1.13%
Lowe's Companies, Inc.	209	55,808	1.12%
Restaurant Brands International, Inc.	833	55,773	1.12%
Brookfield Corporation	1,223	55,710	1.12%
Ralph Lauren Corporation	157	55,419	1.11%
Moody's Corporation	107	55,307	1.11%
Tapestry, Inc.	435	55,212	1.11%
General Dynamics Corporation	157	55,124	1.11%
Casey's General Stores, Inc.	91	55,084	1.11%
CyberArk Software Ltd.	128	54,975	1.10%
Target Corporation	521	54,939	1.10%
Automatic Data Processing, Inc.	222	54,911	1.10%
Dollar General Corporation	382	54,721	1.10%
Boeing Company (The)	234	54,611	1.10%
Waters Corporation	147	54,386	1.09%
Jabil, Inc.	229	54,231	1.09%
Darden Restaurants, Inc.	270	53,842	1.08%
D.R. Horton, Inc.	360	53,515	1.07%
International Paper Company (The)	1,326	53,459	1.07%
Mettler-Toledo International, Inc.	39	53,116	1.07%
CVS Health Corporation	711	53,021	1.07%
Carlyle Group, Inc.	875	51,461	1.03%
NetApp, Inc.	534	51,452	1.03%
Blackstone, Inc.	360	51,267	1.03%
Lululemon Athletica, Inc.	282	49,272	0.99%
Coinbase Global, Inc., Class A	242	47,112	0.95%
		$4,977,915	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1464) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	349	$87,451	1.75%
AT&T, Inc.	3,296	86,378	1.73%
Teva Pharmaceutical Industries Ltd. - ADR	2,437	83,069	1.67%
Sysco Corporation	982	82,375	1.65%
Church & Dwight Company, Inc.	854	82,232	1.65%
PepsiCo, Inc.	529	81,281	1.63%
Anheuser-Busch InBev S.A. - ADR	1,129	80,925	1.62%
HCA Healthcare, Inc.	165	80,545	1.61%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	958	$80,460	1.61%
General Mills, Inc.	1,739	80,458	1.61%
Johnson & Johnson	354	80,455	1.61%
O'Reilly Automotive, Inc.	817	80,447	1.61%
Allstate Corporation (The)	403	80,115	1.61%
Amgen, Inc.	234	80,101	1.61%
Pfizer, Inc.	3,018	79,798	1.60%
Progressive Corporation	383	79,567	1.60%
NVIDIA Corporation	416	79,451	1.59%
McDonald's Corporation	252	79,320	1.59%
Illumina, Inc.	547	79,141	1.59%
Advanced Micro Devices, Inc.	334	79,050	1.58%
Ford Motor Company	5,692	79,008	1.58%
Ecolab, Inc.	279	78,788	1.58%
Cardinal Health, Inc.	364	78,299	1.57%
W. R. Berkley Corporation	1,140	78,212	1.57%
United Therapeutics Corporation	167	78,173	1.57%
Motorola Solutions, Inc.	193	77,787	1.56%
Estee Lauder Companies, Inc. (The)	673	77,569	1.56%
Canadian Imperial Bank of Commerce	838	77,447	1.55%
Constellation Brands, Inc.	494	77,443	1.55%
Tractor Supply Company	1,518	77,217	1.55%
Kroger Company (The)	1,225	76,997	1.54%
Hilton Worldwide Holdings, Inc.	257	76,812	1.54%
Sherwin-Williams Company (The)	216	76,724	1.54%
McKesson Corporation	92	76,562	1.53%
Starbucks Corporation	832	76,548	1.53%
Home Depot, Inc. (The)	204	76,278	1.53%
Hershey Company (The)	391	76,236	1.53%
Nokia Corporation, Class A	11,819	75,996	1.52%
Ross Stores, Inc.	402	75,921	1.52%
Restaurant Brands International, Inc.	1,133	75,896	1.52%
Prologis, Inc.	581	75,874	1.52%
Steris Corporation	288	75,670	1.52%
Costco Wholesale Corporation	80	75,537	1.51%
Ulta Beauty, Inc.	117	75,533	1.51%
Ralph Lauren Corporation	213	75,358	1.51%
Tapestry, Inc.	592	75,175	1.51%
Cognizant Technology Solutions Corporation	914	74,966	1.50%
Williams-Sonoma, Inc.	366	74,903	1.50%
Dollar General Corporation	520	74,650	1.50%
Lowe's Companies, Inc.	279	74,488	1.49%
Brookfield Corporation	1,635	74,455	1.49%
Waters Corporation	200	74,086	1.49%
D.R. Horton, Inc.	496	73,880	1.48%
CyberArk Software Ltd.	171	73,520	1.47%
CVS Health Corporation	985	73,395	1.47%
Target Corporation	696	73,372	1.47%
Casey's General Stores, Inc.	121	73,315	1.47%
Jabil, Inc.	308	73,070	1.46%
Mettler-Toledo International, Inc.	53	72,782	1.46%
Darden Restaurants, Inc.	361	71,906	1.44%
NetApp, Inc.	746	71,830	1.44%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Carlyle Group, Inc.	1,180	$69,344	1.39%
Blackstone, Inc.	473	67,433	1.35%
Lululemon Athletica, Inc.	383	66,918	1.34%
Coinbase Global, Inc., Class A	321	62,515	1.25%
		$4,990,507	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1465) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	334	$83,568	1.67%
AT&T, Inc.	3,175	83,228	1.66%
Sysco Corporation	973	81,597	1.63%
Teva Pharmaceutical Industries Ltd. - ADR	2,374	80,923	1.62%
General Motors Company	957	80,388	1.61%
NVIDIA Corporation	418	79,926	1.60%
HCA Healthcare, Inc.	160	78,295	1.57%
Ford Motor Company	5,607	77,828	1.56%
Church & Dwight Company, Inc.	808	77,777	1.56%
Johnson & Johnson	341	77,549	1.55%
General Mills, Inc.	1,675	77,496	1.55%
Anheuser-Busch InBev S.A. - ADR	1,081	77,480	1.55%
PepsiCo, Inc.	504	77,475	1.55%
McDonald's Corporation	246	77,454	1.55%
Pfizer, Inc.	2,918	77,149	1.54%
O'Reilly Automotive, Inc.	782	76,943	1.54%
Ecolab, Inc.	273	76,916	1.54%
Hilton Worldwide Holdings, Inc.	257	76,655	1.53%
Motorola Solutions, Inc.	190	76,646	1.53%
Allstate Corporation (The)	385	76,557	1.53%
Sherwin-Williams Company (The)	215	76,112	1.52%
Canadian Imperial Bank of Commerce	824	76,103	1.52%
Cardinal Health, Inc.	354	76,061	1.52%
Advanced Micro Devices, Inc.	321	76,009	1.52%
Progressive Corporation	365	75,954	1.52%
Steris Corporation	289	75,795	1.52%
W. R. Berkley Corporation	1,099	75,399	1.51%
McKesson Corporation	91	75,313	1.51%
Adobe, Inc.	256	75,203	1.50%
Estee Lauder Companies, Inc. (The)	651	74,998	1.50%
Brookfield Corporation	1,644	74,892	1.50%
Nokia Corporation, Class A	11,617	74,696	1.49%
Atlassian Corporation	631	74,540	1.49%
Home Depot, Inc. (The)	199	74,361	1.49%
Tractor Supply Company	1,461	74,333	1.49%
Prologis, Inc.	569	74,322	1.49%
Kroger Company (The)	1,179	74,110	1.48%
Lowe's Companies, Inc.	277	74,092	1.48%
Ross Stores, Inc.	393	74,056	1.48%
Williams-Sonoma, Inc.	362	74,016	1.48%
Realty Income Corporation	1,208	73,908	1.48%
Albemarle Corporation	432	73,640	1.47%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Illumina, Inc.	506	$73,270	1.46%
Tapestry, Inc.	577	73,167	1.46%
Starbucks Corporation	795	73,105	1.46%
Restaurant Brands International, Inc.	1,091	73,057	1.46%
Ralph Lauren Corporation	207	73,056	1.46%
Hershey Company (The)	374	72,921	1.46%
Dollar General Corporation	508	72,839	1.46%
Costco Wholesale Corporation	77	72,610	1.45%
D.R. Horton, Inc.	486	72,350	1.45%
Salesforce, Inc.	338	71,832	1.44%
Target Corporation	681	71,829	1.44%
CyberArk Software Ltd.	167	71,803	1.44%
Workday, Inc., Class A	407	71,469	1.43%
Ulta Beauty, Inc.	110	71,349	1.43%
Constellation Brands, Inc.	455	71,306	1.43%
Darden Restaurants, Inc.	356	71,067	1.42%
Carlyle Group, Inc.	1,205	70,814	1.42%
Casey's General Stores, Inc.	117	70,724	1.41%
Extra Space Storage, Inc.	512	70,596	1.41%
Intuit, Inc.	141	70,237	1.40%
Snowflake, Inc., Class A	361	69,586	1.39%
CVS Health Corporation	930	69,285	1.39%
Blackstone, Inc.	484	68,905	1.38%
Lululemon Athletica, Inc.	394	68,839	1.38%
Coinbase Global, Inc., Class A	327	63,677	1.27%
		$4,999,456	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1466) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	4,001	$104,857	2.11%
Teva Pharmaceutical Industries Ltd. - ADR	2,993	102,006	2.05%
NVIDIA Corporation	513	98,020	1.97%
Johnson & Johnson	431	97,999	1.97%
General Motors Company	1,162	97,581	1.96%
Western Digital Corporation	389	97,252	1.96%
Cardinal Health, Inc.	451	96,906	1.95%
McDonald's Corporation	308	96,878	1.95%
Pfizer, Inc.	3,631	96,012	1.93%
Motorola Solutions, Inc.	238	95,822	1.93%
Canadian Imperial Bank of Commerce	1,027	94,908	1.91%
Ford Motor Company	6,828	94,766	1.91%
Hilton Worldwide Holdings, Inc.	317	94,665	1.91%
United Therapeutics Corporation	200	93,959	1.89%
Nokia Corporation, Class A	14,599	93,869	1.89%
Adobe, Inc.	320	93,702	1.89%
O'Reilly Automotive, Inc.	952	93,663	1.89%
Prologis, Inc.	717	93,599	1.88%
Sherwin-Williams Company (The)	264	93,574	1.88%
Amgen, Inc.	274	93,544	1.88%
Target Corporation	887	93,509	1.88%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	1,522	$93,056	1.87%
Restaurant Brands International, Inc.	1,382	92,591	1.86%
Ross Stores, Inc.	489	92,221	1.86%
CyberArk Software Ltd.	214	91,989	1.85%
Dollar General Corporation	639	91,632	1.85%
Home Depot, Inc. (The)	244	91,558	1.84%
Casey's General Stores, Inc.	150	91,171	1.84%
Atlassian Corporation	768	90,766	1.83%
Lowe's Companies, Inc.	339	90,605	1.82%
Darden Restaurants, Inc.	453	90,392	1.82%
Tapestry, Inc.	711	90,225	1.82%
Salesforce, Inc.	424	90,073	1.81%
Workday, Inc., Class A	513	90,027	1.81%
Tractor Supply Company	1,768	89,966	1.81%
Costco Wholesale Corporation	96	89,939	1.81%
Ralph Lauren Corporation	254	89,901	1.81%
Starbucks Corporation	975	89,647	1.81%
Mettler-Toledo International, Inc.	65	89,474	1.80%
Intuit, Inc.	179	89,358	1.80%
Illumina, Inc.	617	89,286	1.80%
Williams-Sonoma, Inc.	436	89,265	1.80%
Extra Space Storage, Inc.	647	89,198	1.80%
Advanced Micro Devices, Inc.	376	89,096	1.79%
Albemarle Corporation	522	89,091	1.79%
Ulta Beauty, Inc.	138	89,050	1.79%
Carlyle Group, Inc.	1,506	88,532	1.78%
D.R. Horton, Inc.	595	88,503	1.78%
Waters Corporation	237	87,856	1.77%
Snowflake, Inc., Class A	455	87,732	1.77%
Lululemon Athletica, Inc.	495	86,418	1.74%
CVS Health Corporation	1,154	85,974	1.73%
Blackstone, Inc.	603	85,847	1.73%
Coinbase Global, Inc., Class A	414	80,679	1.62%
		$4,968,209	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1467) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	2,475	$64,863	1.29%
CH Robinson Worldwide, Inc.	328	63,947	1.28%
Sysco Corporation	759	63,678	1.27%
Teva Pharmaceutical Industries Ltd. - ADR	1,843	62,814	1.25%
PepsiCo, Inc.	404	62,084	1.24%
Eaton Corporation PLC	175	61,390	1.22%
HCA Healthcare, Inc.	125	61,098	1.22%
Johnson & Johnson	267	60,694	1.21%
General Mills, Inc.	1,312	60,676	1.21%
Cardinal Health, Inc.	282	60,608	1.21%
Carrier Global Corporation	1,016	60,528	1.21%
General Motors Company	719	60,411	1.20%
NVIDIA Corporation	316	60,340	1.20%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	461	$60,146	1.20%
McDonald's Corporation	191	60,064	1.20%
Anheuser-Busch InBev S.A. - ADR	838	60,046	1.20%
Western Digital Corporation	240	60,019	1.20%
Hershey Company (The)	306	59,609	1.19%
Allstate Corporation (The)	299	59,463	1.19%
McKesson Corporation	71	59,365	1.18%
W. R. Berkley Corporation	864	59,270	1.18%
Caterpillar, Inc.	90	59,159	1.18%
Pfizer, Inc.	2,236	59,114	1.18%
Motorola Solutions, Inc.	147	59,095	1.18%
W. W. Grainger, Inc.	55	59,082	1.18%
Ford Motor Company	4,256	59,078	1.18%
Sherwin-Williams Company (The)	166	59,021	1.18%
Ross Stores, Inc.	312	58,866	1.17%
Hilton Worldwide Holdings, Inc.	197	58,865	1.17%
Hubbell, Inc.	121	58,822	1.17%
Steris Corporation	224	58,734	1.17%
Progressive Corporation	282	58,659	1.17%
Realty Income Corporation	959	58,651	1.17%
Canadian Imperial Bank of Commerce	632	58,360	1.16%
O'Reilly Automotive, Inc.	590	58,077	1.16%
PACCAR, Inc.	472	58,047	1.16%
United Therapeutics Corporation	124	58,036	1.16%
Cummins, Inc.	100	57,929	1.16%
Dollar General Corporation	404	57,882	1.15%
Rockwell Automation, Inc.	137	57,851	1.15%
Cintas Corporation	302	57,846	1.15%
Target Corporation	548	57,790	1.15%
Nokia Corporation, Class A	8,978	57,726	1.15%
Amgen, Inc.	168	57,481	1.15%
Westinghouse Air Brake Technologies Corporation	250	57,465	1.15%
Home Depot, Inc. (The)	153	57,368	1.14%
Casey's General Stores, Inc.	94	57,193	1.14%
Tapestry, Inc.	451	57,178	1.14%
Adobe, Inc.	195	57,092	1.14%
Emerson Electric Company	388	57,072	1.14%
Restaurant Brands International, Inc.	851	57,026	1.14%
Constellation Brands, Inc.	363	56,894	1.13%
Williams-Sonoma, Inc.	278	56,867	1.13%
United Parcel Service, Class B	534	56,710	1.13%
Darden Restaurants, Inc.	284	56,701	1.13%
Old Dominion Freight Line, Inc.	327	56,701	1.13%
Ralph Lauren Corporation	160	56,687	1.13%
Lowe's Companies, Inc.	212	56,679	1.13%
NetApp, Inc.	588	56,649	1.13%
Cognizant Technology Solutions Corporation	690	56,595	1.13%
Jabil, Inc.	238	56,563	1.13%
Fastenal Company	1,303	56,504	1.13%
Estee Lauder Companies, Inc. (The)	488	56,298	1.12%
International Paper Company (The)	1,395	56,234	1.12%
Costco Wholesale Corporation	60	56,207	1.12%
J.B. Hunt Transport Services, Inc.	277	56,136	1.12%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Dynamics Corporation	160	$56,003	1.12%
Starbucks Corporation	609	55,991	1.12%
D.R. Horton, Inc.	375	55,769	1.11%
Mettler-Toledo International, Inc.	41	55,722	1.11%
Tractor Supply Company	1,093	55,600	1.11%
Automatic Data Processing, Inc.	225	55,427	1.11%
Ulta Beauty, Inc.	86	55,419	1.11%
Carlyle Group, Inc.	936	55,013	1.10%
Illumina, Inc.	379	54,890	1.09%
Workday, Inc., Class A	310	54,462	1.09%
Advanced Micro Devices, Inc.	230	54,444	1.09%
Salesforce, Inc.	256	54,312	1.08%
Boeing Company (The)	232	54,248	1.08%
Waters Corporation	146	54,026	1.08%
Atlassian Corporation	454	53,693	1.07%
Snowflake, Inc., Class A	276	53,260	1.06%
Intuit, Inc.	107	53,158	1.06%
Albemarle Corporation	310	52,872	1.05%
CVS Health Corporation	706	52,595	1.05%
Lululemon Athletica, Inc.	300	52,311	1.04%
Coinbase Global, Inc., Class A	262	50,927	1.02%
		$5,014,245	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1468) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	2,272	$59,553	1.21%
CH Robinson Worldwide, Inc.	303	59,149	1.20%
Sysco Corporation	703	58,973	1.19%
Teva Pharmaceutical Industries Ltd. - ADR	1,685	57,425	1.16%
PepsiCo, Inc.	371	56,955	1.15%
Eaton Corporation PLC	162	56,869	1.15%
Western Digital Corporation	227	56,738	1.15%
General Motors Company	673	56,506	1.14%
Caterpillar, Inc.	86	56,229	1.14%
Apple, Inc.	216	56,072	1.13%
Church & Dwight Company, Inc.	580	55,815	1.13%
Carrier Global Corporation	935	55,733	1.13%
General Mills, Inc.	1,203	55,645	1.13%
HCA Healthcare, Inc.	114	55,580	1.12%
Johnson & Johnson	243	55,331	1.12%
Cardinal Health, Inc.	257	55,285	1.12%
Pfizer, Inc.	2,090	55,251	1.12%
Allstate Corporation (The)	277	55,078	1.11%
Prologis, Inc.	422	55,038	1.11%
Anheuser-Busch InBev S.A. - ADR	767	54,981	1.11%
Ford Motor Company	3,953	54,865	1.11%
W. R. Berkley Corporation	799	54,766	1.11%
W. W. Grainger, Inc.	51	54,719	1.11%
McDonald's Corporation	173	54,597	1.11%
Hershey Company (The)	280	54,595	1.11%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	286	$54,588	1.10%
Sherwin-Williams Company (The)	154	54,541	1.10%
McKesson Corporation	65	54,318	1.10%
Cummins, Inc.	94	54,260	1.10%
Steris Corporation	207	54,236	1.10%
Progressive Corporation	260	54,113	1.10%
Rockwell Automation, Inc.	128	54,089	1.09%
PACCAR, Inc.	439	54,000	1.09%
Realty Income Corporation	882	53,971	1.09%
Hubbell, Inc.	110	53,866	1.09%
Motorola Solutions, Inc.	133	53,717	1.09%
Hilton Worldwide Holdings, Inc.	180	53,672	1.09%
United Therapeutics Corporation	114	53,663	1.09%
Williams-Sonoma, Inc.	262	53,639	1.09%
Ross Stores, Inc.	284	53,628	1.09%
Ecolab, Inc.	190	53,617	1.09%
Westinghouse Air Brake Technologies Corporation	233	53,607	1.09%
Canadian Imperial Bank of Commerce	578	53,432	1.08%
Emerson Electric Company	363	53,339	1.08%
Old Dominion Freight Line, Inc.	308	53,262	1.08%
Cintas Corporation	278	53,164	1.08%
O'Reilly Automotive, Inc.	540	53,157	1.08%
Amgen, Inc.	155	53,154	1.08%
D.R. Horton, Inc.	356	53,005	1.07%
Fastenal Company	1,221	52,953	1.07%
Constellation Brands, Inc.	338	52,898	1.07%
United Parcel Service, Class B	496	52,726	1.07%
CyberArk Software Ltd.	122	52,696	1.07%
Estee Lauder Companies, Inc. (The)	455	52,502	1.06%
Restaurant Brands International, Inc.	784	52,495	1.06%
Kroger Company (The)	834	52,432	1.06%
Mettler-Toledo International, Inc.	38	52,338	1.06%
Dollar General Corporation	365	52,327	1.06%
Home Depot, Inc. (The)	140	52,318	1.06%
Tapestry, Inc.	412	52,310	1.06%
Target Corporation	496	52,296	1.06%
Jabil, Inc.	220	52,288	1.06%
Extra Space Storage, Inc.	379	52,255	1.06%
Cognizant Technology Solutions Corporation	637	52,250	1.06%
Adobe, Inc.	178	52,208	1.06%
Casey's General Stores, Inc.	86	52,153	1.06%
Darden Restaurants, Inc.	260	51,827	1.05%
General Dynamics Corporation	148	51,803	1.05%
Brookfield Corporation	1,136	51,759	1.05%
Lowe's Companies, Inc.	194	51,727	1.05%
Illumina, Inc.	357	51,649	1.05%
Ralph Lauren Corporation	146	51,563	1.04%
Carlyle Group, Inc.	875	51,413	1.04%
Automatic Data Processing, Inc.	208	51,303	1.04%
Costco Wholesale Corporation	55	51,256	1.04%
Nokia Corporation, Class A	7,917	50,908	1.03%
Blackstone, Inc.	356	50,729	1.03%
Waters Corporation	137	50,650	1.03%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ulta Beauty, Inc.	78	$50,572	1.02%
Starbucks Corporation	549	50,487	1.02%
International Paper Company (The)	1,245	50,213	1.02%
Salesforce, Inc.	235	49,896	1.01%
Tractor Supply Company	980	49,866	1.01%
Workday, Inc., Class A	283	49,740	1.01%
Boeing Company (The)	213	49,682	1.01%
Snowflake, Inc., Class A	256	49,257	1.00%
Lululemon Athletica, Inc.	281	48,952	0.99%
Advanced Micro Devices, Inc.	206	48,863	0.99%
Albemarle Corporation	283	48,260	0.98%
CVS Health Corporation	646	48,118	0.97%
Coinbase Global, Inc., Class A	247	48,113	0.97%
Atlassian Corporation	407	48,079	0.97%
Intuit, Inc.	95	47,418	0.96%
		$4,937,334	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1469) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	2,654	$69,554	1.42%
CH Robinson Worldwide, Inc.	349	68,114	1.39%
Teva Pharmaceutical Industries Ltd. - ADR	1,936	65,986	1.34%
Eaton Corporation PLC	187	65,815	1.34%
General Motors Company	783	65,810	1.34%
Western Digital Corporation	258	64,654	1.32%
Carrier Global Corporation	1,085	64,627	1.32%
Caterpillar, Inc.	98	64,328	1.31%
HCA Healthcare, Inc.	132	64,323	1.31%
Ford Motor Company	4,630	64,267	1.31%
Prologis, Inc.	492	64,263	1.31%
W. W. Grainger, Inc.	59	64,006	1.30%
Johnson & Johnson	281	63,848	1.30%
W. R. Berkley Corporation	930	63,812	1.30%
NVIDIA Corporation	334	63,785	1.30%
Pfizer, Inc.	2,405	63,577	1.29%
Cardinal Health, Inc.	295	63,395	1.29%
Sherwin-Williams Company (The)	179	63,357	1.29%
Apple, Inc.	244	63,222	1.29%
Cummins, Inc.	109	63,197	1.29%
Allstate Corporation (The)	317	63,173	1.29%
Darden Restaurants, Inc.	317	63,155	1.29%
Target Corporation	599	63,134	1.29%
Realty Income Corporation	1,030	63,013	1.28%
PACCAR, Inc.	510	62,638	1.28%
McDonald's Corporation	199	62,638	1.28%
Tapestry, Inc.	493	62,590	1.27%
Ross Stores, Inc.	332	62,588	1.27%
McKesson Corporation	75	62,576	1.27%
Hilton Worldwide Holdings, Inc.	209	62,521	1.27%
Motorola Solutions, Inc.	155	62,458	1.27%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Rockwell Automation, Inc.	148	$62,415	1.27%
Hubbell, Inc.	128	62,373	1.27%
Progressive Corporation	299	62,230	1.27%
Williams-Sonoma, Inc.	304	62,224	1.27%
Steris Corporation	236	62,105	1.27%
Restaurant Brands International, Inc.	927	62,091	1.26%
Old Dominion Freight Line, Inc.	358	61,947	1.26%
Westinghouse Air Brake Technologies Corporation	269	61,811	1.26%
United Parcel Service, Class B	582	61,794	1.26%
D.R. Horton, Inc.	415	61,749	1.26%
United Therapeutics Corporation	131	61,721	1.26%
Fastenal Company	1,423	61,703	1.26%
Cintas Corporation	321	61,428	1.25%
Emerson Electric Company	417	61,325	1.25%
Extra Space Storage, Inc.	444	61,288	1.25%
Casey's General Stores, Inc.	101	61,159	1.25%
O'Reilly Automotive, Inc.	621	61,094	1.24%
Jabil, Inc.	257	61,041	1.24%
Ralph Lauren Corporation	173	61,037	1.24%
Ulta Beauty, Inc.	94	60,915	1.24%
Amgen, Inc.	178	60,840	1.24%
Home Depot, Inc. (The)	161	60,308	1.23%
General Dynamics Corporation	171	60,099	1.22%
CyberArk Software Ltd.	139	60,051	1.22%
Mettler-Toledo International, Inc.	44	59,941	1.22%
Adobe, Inc.	204	59,888	1.22%
Costco Wholesale Corporation	64	59,848	1.22%
Lowe's Companies, Inc.	224	59,800	1.22%
Carlyle Group, Inc.	1,017	59,760	1.22%
Cognizant Technology Solutions Corporation	727	59,650	1.21%
Automatic Data Processing, Inc.	241	59,494	1.21%
Starbucks Corporation	646	59,401	1.21%
Dollar General Corporation	414	59,374	1.21%
Waters Corporation	159	59,017	1.20%
Illumina, Inc.	407	58,899	1.20%
Advanced Micro Devices, Inc.	248	58,620	1.19%
Boeing Company (The)	250	58,545	1.19%
International Paper Company (The)	1,447	58,352	1.19%
Nokia Corporation, Class A	9,006	57,907	1.18%
Salesforce, Inc.	271	57,589	1.17%
Workday, Inc., Class A	326	57,267	1.17%
Tractor Supply Company	1,120	56,988	1.16%
Coinbase Global, Inc., Class A	292	56,767	1.16%
Snowflake, Inc., Class A	295	56,760	1.16%
Lululemon Athletica, Inc.	323	56,326	1.15%
Albemarle Corporation	328	55,959	1.14%
CVS Health Corporation	742	55,292	1.13%
Intuit, Inc.	111	55,268	1.13%
Atlassian Corporation	450	53,123	1.08%
		$4,909,007	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1470) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	3,796	$99,506	2.04%
CH Robinson Worldwide, Inc.	484	94,349	1.93%
Carrier Global Corporation	1,530	91,160	1.87%
CVS Health Corporation	1,213	90,376	1.85%
Eaton Corporation PLC	256	89,937	1.84%
Caterpillar, Inc.	137	89,841	1.84%
W. W. Grainger, Inc.	83	89,167	1.82%
PACCAR, Inc.	723	88,837	1.82%
NVIDIA Corporation	463	88,528	1.81%
Target Corporation	839	88,468	1.81%
Darden Restaurants, Inc.	443	88,406	1.81%
Hubbell, Inc.	180	88,005	1.80%
Apple, Inc.	338	87,728	1.80%
Rockwell Automation, Inc.	208	87,715	1.80%
Cummins, Inc.	152	87,712	1.79%
McDonald's Corporation	278	87,561	1.79%
D.R. Horton, Inc.	588	87,466	1.79%
Cintas Corporation	457	87,402	1.79%
Progressive Corporation	420	87,286	1.79%
Pfizer, Inc.	3,295	87,122	1.78%
Ford Motor Company	6,268	87,006	1.78%
Emerson Electric Company	591	86,900	1.78%
Tapestry, Inc.	685	86,888	1.78%
Westinghouse Air Brake Technologies Corporation	377	86,724	1.77%
Old Dominion Freight Line, Inc.	501	86,699	1.77%
Restaurant Brands International, Inc.	1,294	86,660	1.77%
United Parcel Service, Class B	815	86,521	1.77%
Western Digital Corporation	346	86,480	1.77%
Fastenal Company	1,987	86,147	1.76%
Adobe, Inc.	294	86,095	1.76%
Home Depot, Inc. (The)	230	85,995	1.76%
United Therapeutics Corporation	183	85,984	1.76%
Williams-Sonoma, Inc.	419	85,810	1.76%
O'Reilly Automotive, Inc.	868	85,401	1.75%
Lowe's Companies, Inc.	319	85,126	1.74%
Amgen, Inc.	249	84,973	1.74%
General Motors Company	1,011	84,913	1.74%
Dollar General Corporation	591	84,818	1.74%
Automatic Data Processing, Inc.	343	84,681	1.73%
CyberArk Software Ltd.	196	84,436	1.73%
Mettler-Toledo International, Inc.	61	84,137	1.72%
Starbucks Corporation	912	83,880	1.72%
General Dynamics Corporation	238	83,620	1.71%
International Paper Company (The)	2,069	83,429	1.71%
Illumina, Inc.	574	83,140	1.70%
Waters Corporation	224	82,983	1.70%
Advanced Micro Devices, Inc.	346	82,018	1.68%
Lululemon Athletica, Inc.	468	81,749	1.67%
Workday, Inc., Class A	463	81,323	1.66%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Salesforce, Inc.	382	$81,114	1.66%
Nokia Corporation, Class A	12,582	80,902	1.66%
Coinbase Global, Inc., Class A	414	80,655	1.65%
Intuit, Inc.	160	79,878	1.63%
Tractor Supply Company	1,567	79,720	1.63%
Snowflake, Inc., Class A	410	79,090	1.62%
Atlassian Corporation	652	77,091	1.58%
Albemarle Corporation	450	76,729	1.57%
		$4,886,287	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1471) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	3,126	$81,942	1.67%
Church & Dwight Company, Inc.	823	79,175	1.61%
General Mills, Inc.	1,697	78,492	1.60%
Target Corporation	740	78,010	1.59%
PepsiCo, Inc.	507	77,851	1.59%
Anheuser-Busch InBev S.A. - ADR	1,078	77,256	1.57%
Teva Pharmaceutical Industries Ltd. - ADR	2,266	77,223	1.57%
Pfizer, Inc.	2,910	76,939	1.57%
Cardinal Health, Inc.	358	76,858	1.57%
Darden Restaurants, Inc.	383	76,343	1.56%
Sherwin-Williams Company (The)	215	76,336	1.56%
Ulta Beauty, Inc.	118	76,330	1.56%
Hershey Company (The)	392	76,329	1.56%
Ross Stores, Inc.	404	76,307	1.56%
W. R. Berkley Corporation	1,112	76,264	1.55%
Apple, Inc.	293	76,144	1.55%
Allstate Corporation (The)	381	75,885	1.55%
Hilton Worldwide Holdings, Inc.	254	75,810	1.55%
Tapestry, Inc.	597	75,795	1.54%
McDonald's Corporation	241	75,781	1.54%
Steris Corporation	288	75,753	1.54%
CVS Health Corporation	1,017	75,750	1.54%
Estee Lauder Companies, Inc. (The)	657	75,685	1.54%
McKesson Corporation	91	75,669	1.54%
United Therapeutics Corporation	161	75,604	1.54%
Ford Motor Company	5,445	75,578	1.54%
Sysco Corporation	901	75,558	1.54%
Ecolab, Inc.	267	75,393	1.54%
Ralph Lauren Corporation	213	75,341	1.54%
Amgen, Inc.	220	75,177	1.53%
Home Depot, Inc. (The)	201	75,109	1.53%
NVIDIA Corporation	393	75,098	1.53%
Johnson & Johnson	330	75,096	1.53%
Williams-Sonoma, Inc.	366	74,860	1.53%
HCA Healthcare, Inc.	153	74,798	1.52%
Motorola Solutions, Inc.	186	74,780	1.52%
Constellation Brands, Inc.	477	74,755	1.52%
Restaurant Brands International, Inc.	1,116	74,749	1.52%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lowe's Companies, Inc.	279	$74,592	1.52%
D.R. Horton, Inc.	501	74,585	1.52%
General Motors Company	886	74,454	1.52%
Dollar General Corporation	519	74,416	1.52%
Casey's General Stores, Inc.	122	74,177	1.51%
Cognizant Technology Solutions Corporation	903	74,131	1.51%
Mettler-Toledo International, Inc.	54	73,727	1.50%
Adobe, Inc.	251	73,662	1.50%
Costco Wholesale Corporation	78	73,644	1.50%
Progressive Corporation	354	73,575	1.50%
O'Reilly Automotive, Inc.	742	73,054	1.49%
NetApp, Inc.	758	72,994	1.49%
Lululemon Athletica, Inc.	417	72,811	1.48%
CyberArk Software Ltd.	169	72,747	1.48%
Illumina, Inc.	502	72,716	1.48%
Starbucks Corporation	791	72,713	1.48%
Waters Corporation	195	72,455	1.48%
Nokia Corporation, Class A	11,034	70,948	1.45%
Advanced Micro Devices, Inc.	298	70,485	1.44%
Salesforce, Inc.	330	70,079	1.43%
Coinbase Global, Inc., Class A	359	69,973	1.43%
Workday, Inc., Class A	398	69,884	1.42%
Intuit, Inc.	140	69,695	1.42%
Albemarle Corporation	408	69,659	1.42%
Tractor Supply Company	1,365	69,438	1.42%
Western Digital Corporation	269	67,323	1.37%
Snowflake, Inc., Class A	348	67,134	1.37%
Atlassian Corporation	558	65,993	1.34%
		$4,906,887	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1472) Index total return swap with Morgan Stanley Bank as of January 31, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	2,758	$72,294	1.45%
International Paper Company (The)	1,777	71,661	1.44%
Teva Pharmaceutical Industries Ltd. - ADR	2,096	71,432	1.44%
Ulta Beauty, Inc.	110	71,101	1.43%
Target Corporation	674	71,088	1.43%
Nokia Corporation, Class A	11,020	70,858	1.42%
Cardinal Health, Inc.	328	70,513	1.42%
Pfizer, Inc.	2,656	70,218	1.41%
HCA Healthcare, Inc.	144	70,140	1.41%
Dollar General Corporation	489	70,122	1.41%
Ross Stores, Inc.	372	70,114	1.41%
Lululemon Athletica, Inc.	402	70,103	1.41%
McKesson Corporation	84	70,066	1.41%
Cintas Corporation	365	69,951	1.41%
Home Depot, Inc. (The)	186	69,834	1.40%
CH Robinson Worldwide, Inc.	358	69,755	1.40%
Workday, Inc., Class A	397	69,700	1.40%
W. R. Berkley Corporation	1,015	69,640	1.40%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	268	$69,637	1.40%
CyberArk Software Ltd.	162	69,587	1.40%
United Therapeutics Corporation	148	69,581	1.40%
Steris Corporation	265	69,570	1.40%
Old Dominion Freight Line, Inc.	402	69,560	1.40%
Automatic Data Processing, Inc.	282	69,555	1.40%
General Dynamics Corporation	198	69,541	1.40%
Allstate Corporation (The)	349	69,525	1.40%
United Parcel Service, Class B	654	69,466	1.40%
Lowe's Companies, Inc.	260	69,424	1.40%
CVS Health Corporation	931	69,390	1.40%
Fastenal Company	1,600	69,379	1.40%
Sherwin-Williams Company (The)	195	69,327	1.39%
Darden Restaurants, Inc.	348	69,322	1.39%
Johnson & Johnson	305	69,303	1.39%
Progressive Corporation	333	69,229	1.39%
Boeing Company (The)	296	69,221	1.39%
Tractor Supply Company	1,360	69,207	1.39%
McDonald's Corporation	220	69,203	1.39%
W. W. Grainger, Inc.	64	69,170	1.39%
Hilton Worldwide Holdings, Inc.	232	69,137	1.39%
Amgen, Inc.	202	69,101	1.39%
Tapestry, Inc.	544	69,087	1.39%
PACCAR, Inc.	562	69,085	1.39%
Carrier Global Corporation	1,159	69,072	1.39%
O'Reilly Automotive, Inc.	701	69,007	1.39%
Ralph Lauren Corporation	195	68,987	1.39%
Williams-Sonoma, Inc.	337	68,975	1.39%
Restaurant Brands International, Inc.	1,027	68,822	1.38%
NVIDIA Corporation	360	68,818	1.38%
Casey's General Stores, Inc.	113	68,769	1.38%
Intuit, Inc.	138	68,756	1.38%
Eaton Corporation PLC	196	68,738	1.38%
Salesforce, Inc.	324	68,736	1.38%
Ford Motor Company	4,951	68,721	1.38%
Cummins, Inc.	119	68,708	1.38%
D.R. Horton, Inc.	461	68,587	1.38%
Westinghouse Air Brake Technologies Corporation	298	68,573	1.38%
Caterpillar, Inc.	104	68,494	1.38%
Waters Corporation	185	68,491	1.38%
Rockwell Automation, Inc.	162	68,490	1.38%
Costco Wholesale Corporation	73	68,396	1.38%
Mettler-Toledo International, Inc.	50	68,342	1.37%
Atlassian Corporation	576	68,049	1.37%
Hubbell, Inc.	139	67,919	1.37%
Starbucks Corporation	738	67,890	1.37%
Coinbase Global, Inc., Class A	348	67,770	1.36%
Emerson Electric Company	460	67,586	1.36%
General Motors Company	804	67,499	1.36%
Illumina, Inc.	463	67,056	1.35%
Snowflake, Inc., Class A	348	66,996	1.35%
Albemarle Corporation	384	65,453	1.32%
Advanced Micro Devices, Inc.	275	65,069	1.31%
Western Digital Corporation	249	62,299	1.25%
		$4,972,265	100.00%